American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
May 31, 2025

Avantis Responsible International Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.1%
Australia — 6.4%
Accent Group Ltd.	14,551	17,816
Acrow Ltd.	21,083	14,004
Adairs Ltd.	3,245	5,692
Aeris Resources Ltd.(1)(2)	6,971	766
ALS Ltd.	3,616	37,450
Amotiv Ltd.	2,629	13,416
AMP Ltd.	90,309	72,736
Ansell Ltd.	1,187	24,139
ANZ Group Holdings Ltd.	25,641	479,826
ARB Corp. Ltd.	1,745	34,832
ASX Ltd.	1,075	49,393
Atlas Arteria Ltd.	14,553	49,821
Aurizon Holdings Ltd.	58,461	111,173
Australian Clinical Labs Ltd.	2,983	5,474
Australian Ethical Investment Ltd.	1,527	5,803
Australian Finance Group Ltd.(2)	4,003	5,675
Baby Bunting Group Ltd.(1)	2,286	2,549
Bank of Queensland Ltd.	12,309	61,974
Bapcor Ltd.	6,581	22,180
Bega Cheese Ltd.	6,100	21,422
Bendigo & Adelaide Bank Ltd.	14,319	110,588
Brambles Ltd.	31,114	465,411
Bravura Solutions Ltd.	7,594	12,502
Breville Group Ltd.(2)	2,013	37,914
CAR Group Ltd.	2,852	65,360
Catalyst Metals Ltd.(1)	11,965	49,897
Cedar Woods Properties Ltd.	837	3,505
Cettire Ltd.(1)	6,127	1,559
Challenger Ltd.	11,683	57,327
Champion Iron Ltd.(2)	11,566	32,309
Cleanaway Waste Management Ltd.	11,990	21,728
Cochlear Ltd.	430	75,187
Coles Group Ltd.	32,263	449,330
Commonwealth Bank of Australia	10,174	1,154,432
Computershare Ltd.	2,976	77,051
Credit Corp. Group Ltd.	2,072	18,322
CSL Ltd.(2)	1,241	198,026
Data#3 Ltd.	2,840	13,599
Deterra Royalties Ltd.	6,813	16,683
Domino's Pizza Enterprises Ltd.(2)	364	5,500
Eagers Automotive Ltd.	3,646	40,794
Elders Ltd.	4,044	16,421
Emeco Holdings Ltd.(1)	13,214	6,305
Emerald Resources NL(1)	7,414	22,815
Endeavour Group Ltd.	50,962	133,764
Evolution Mining Ltd.	57,823	331,998
EVT Ltd.	4,813	50,370
Firefinch Ltd.(1)	1,565	10
FleetPartners Group Ltd.(1)	6,946	13,284

Flight Centre Travel Group Ltd.	2,432	20,836
Fortescue Ltd.	24,664	245,377
Genesis Minerals Ltd.(1)	8,243	25,258
Gold Road Resources Ltd.	53,508	117,785
GWA Group Ltd.	2,498	3,703
Hansen Technologies Ltd.	1,890	6,217
Harvey Norman Holdings Ltd.	19,694	66,504
Healius Ltd.	30,932	17,447
Helia Group Ltd.	16,849	56,494
Humm Group Ltd.	7,281	2,135
IDP Education Ltd.	3,525	17,732
Imdex Ltd.	12,516	22,978
Infomedia Ltd.	8,588	6,689
Insurance Australia Group Ltd.	30,661	170,773
James Hardie Industries PLC(1)	4,776	109,881
JB Hi-Fi Ltd.	3,992	277,331
Kogan.com Ltd.	3,332	8,394
Lendlease Corp. Ltd.	7,039	26,492
Lifestyle Communities Ltd.	1,471	6,495
Lovisa Holdings Ltd.	2,055	38,857
Lycopodium Ltd.	1,725	12,006
Lynas Rare Earths Ltd.(1)	10,045	51,651
Maas Group Holdings Ltd.(2)	6,799	17,971
Macquarie Group Ltd.	2,228	307,353
Magellan Financial Group Ltd.	11,430	61,667
Mayne Pharma Group Ltd.(1)	4,061	12,937
McMillan Shakespeare Ltd.	2,445	24,606
Medibank Pvt Ltd.	66,496	204,354
Metals X Ltd.(1)	30,204	10,319
Mineral Resources Ltd.(1)(2)	6,932	99,106
Myer Holdings Ltd.	52,896	23,531
National Australia Bank Ltd.	25,116	614,640
Netwealth Group Ltd.	1,748	36,093
nib holdings Ltd.	12,929	56,044
Nick Scali Ltd.	3,345	41,219
Nine Entertainment Co. Holdings Ltd.	76,019	79,208
Nuix Ltd.(1)	2,781	4,444
OFX Group Ltd.(1)	6,635	3,082
Omni Bridgeway Ltd.(1)	5,131	5,061
oOh!media Ltd.	20,054	21,681
Ora Banda Mining Ltd.(1)	54,239	40,323
Orora Ltd.	28,693	34,598
Pantoro Gold Ltd.(1)	77	170
Pepper Money Ltd.	2,013	2,116
Perpetual Ltd.	2,130	24,303
Perseus Mining Ltd.	43,778	110,500
PEXA Group Ltd.(1)	432	3,535
Platinum Asset Management Ltd.(2)	17,359	6,154
Praemium Ltd.	5,901	2,775
Premier Investments Ltd.	3,447	45,423
Pro Medicus Ltd.	723	131,078
PWR Holdings Ltd.	1,091	4,705
QBE Insurance Group Ltd.	28,013	418,463
Qube Holdings Ltd.	11,073	30,261
Ramsay Health Care Ltd.	715	17,654

REA Group Ltd.	532	82,176
Reece Ltd.	3,515	35,469
Reliance Worldwide Corp. Ltd.	17,491	49,711
Renascor Resources Ltd.(1)	831	33
Resolute Mining Ltd.(1)	131,639	53,795
Sandfire Resources Ltd.(1)	4,549	33,870
SEEK Ltd.	2,138	33,484
Seven West Media Ltd.(1)	24,440	2,597
SGH Ltd.	4,724	154,481
Sigma Healthcare Ltd.	47,079	94,668
Silver Mines Ltd.(1)	5,963	382
Sims Ltd.	7,679	74,932
SiteMinder Ltd.(1)	8,189	24,272
SmartGroup Corp. Ltd.	2,937	13,806
Solvar Ltd.	1,397	1,482
Sonic Healthcare Ltd.	5,569	95,788
Southern Cross Electrical Engineering Ltd.	10,376	12,042
Southern Cross Media Group Ltd.(1)	4,555	1,979
SRG Global Ltd.	15,231	14,779
Steadfast Group Ltd.	7,209	26,798
Suncorp Group Ltd.	9,763	130,070
Super Retail Group Ltd.	6,759	62,372
Technology One Ltd.	4,079	107,995
Telix Pharmaceuticals Ltd.(1)	3,075	51,808
Telstra Group Ltd.	73,868	227,681
Transurban Group	23,278	212,739
Treasury Wine Estates Ltd.	13,332	72,517
WEB Travel Group Ltd.(1)	3,512	11,440
Webjet Group Ltd.(1)	3,512	2,005
Wesfarmers Ltd.	7,861	420,614
Westpac Banking Corp.	31,382	658,422
WiseTech Global Ltd.	808	55,827
Woolworths Group Ltd.	12,502	256,747
Xero Ltd.(1)	1,050	124,728
Zip Co. Ltd.(1)	58,873	75,210
		11,601,260
Austria — 0.3%
ANDRITZ AG	546	37,777
AT&S Austria Technologie & Systemtechnik AG(1)	725	13,983
BAWAG Group AG(1)	493	61,423
CA Immobilien Anlagen AG	497	13,652
DO & Co. AG(1)	123	23,972
Erste Group Bank AG	1,878	151,235
Eurotelesites AG(1)	244	1,440
Oesterreichische Post AG	1,031	35,215
Porr AG	765	25,295
Raiffeisen Bank International AG	2,684	82,063
Semperit AG Holding	89	1,426
Telekom Austria AG	1,025	11,358
UNIQA Insurance Group AG	2,539	35,226
Verbund AG	528	41,255
Vienna Insurance Group AG Wiener Versicherung Gruppe	435	21,335
Wienerberger AG	351	13,009
		569,664

Belgium — 1.0%
Ackermans & van Haaren NV	545	138,815
Ageas SA	2,587	168,928
AGFA-Gevaert NV(1)	2,215	2,374
Anheuser-Busch InBev SA, ADR(2)	3,312	233,463
Argenx SE, ADR(1)	240	137,582
Azelis Group NV(2)	2,384	39,492
Barco NV	769	11,284
Bekaert SA	1,134	46,067
bpost SA(1)(2)	3,152	6,824
Cie d'Entreprises CFE	191	1,839
Colruyt Group NV	1,105	49,883
Deceuninck NV	384	947
D'ieteren Group	367	75,363
Elia Group SA(2)	273	28,987
Galapagos NV, ADR(1)(2)	1,018	29,278
Gimv NV	487	24,592
KBC Group NV	2,982	294,810
Kinepolis Group NV	441	17,410
Lotus Bakeries NV	2	20,711
Melexis NV	306	20,572
Ontex Group NV(1)(2)	2,650	23,628
Proximus SADP	2,578	22,491
Recticel SA(1)	425	5,440
Syensqo SA	673	51,653
UCB SA(2)	1,050	191,016
Umicore SA	4,413	48,557
VGP NV	255	24,442
		1,716,448
Canada — 10.5%
ADENTRA, Inc.	1,328	25,063
ADF Group, Inc.(2)	1,700	8,238
Ag Growth International, Inc.	342	9,442
AGF Management Ltd., Class B	3,069	26,165
Agnico Eagle Mines Ltd.	5,376	633,713
Aimia, Inc.(1)(2)	986	1,969
Altus Group Ltd.(2)	1,300	51,627
Amerigo Resources Ltd.	3,612	4,764
Andlauer Healthcare Group, Inc.	770	29,990
Aritzia, Inc.(1)	2,844	138,019
Ascot Resources Ltd.(1)	2,728	159
AtkinsRealis Group, Inc.	1,700	111,488
Atrium Mortgage Investment Corp.	545	4,432
AutoCanada, Inc.(1)	686	10,942
B2Gold Corp.	44,114	148,188
Ballard Power Systems, Inc.(1)(2)	2,445	3,100
Bank of Montreal	5,501	590,726
Bank of Nova Scotia	13,373	715,546
BCE, Inc.	545	11,874
Bird Construction, Inc.	3,381	66,617
Bitfarms Ltd.(1)(2)	10,070	9,246
Bombardier, Inc., Class B(1)	500	34,991
Bonterra Energy Corp.(1)	869	2,280
Boralex, Inc., A Shares	2,779	63,929
Boston Pizza Royalties Income Fund	228	3,190

Boyd Group Services, Inc.	537	80,205
Brookfield Asset Management Ltd., Class A	1,311	73,758
Brookfield Corp.	1,940	112,030
Brookfield Renewable Corp.	1,592	46,866
Brookfield Renewable Corp. (New York)	1,155	33,945
BRP, Inc.	843	37,133
CAE, Inc.(1)	4,359	112,219
Calian Group Ltd.	20	576
Canaccord Genuity Group, Inc.	772	5,232
Canada Goose Holdings, Inc.(1)(2)	1,683	20,358
Canadian Imperial Bank of Commerce	12,208	831,124
Canadian National Railway Co.	2,340	245,978
Canadian Pacific Kansas City Ltd.	2,484	202,887
Canadian Tire Corp. Ltd., Class A	667	84,758
Canfor Corp.(1)	1,297	12,286
Cascades, Inc.	3,592	23,138
CCL Industries, Inc., Class B	2,336	136,226
Celestica, Inc. (Toronto)(1)	4,890	566,269
CGI, Inc.	1,557	167,380
CI Financial Corp.	1,811	41,476
Cineplex, Inc.(1)	545	4,678
Cogeco Communications, Inc.	828	41,691
Colliers International Group, Inc.	328	39,565
Computer Modelling Group Ltd.	3,036	14,866
Definity Financial Corp.	1,379	74,881
Descartes Systems Group, Inc.(1)	826	95,772
Docebo, Inc.(1)	342	9,345
Dollarama, Inc.	1,918	246,677
Dorel Industries, Inc., Class B(1)	1,092	1,114
DREAM Unlimited Corp., Class A	328	4,419
Dundee Precious Metals, Inc.	7,900	121,751
Dye & Durham Ltd.(2)	352	2,596
Eldorado Gold Corp.(1)	5,259	106,111
Element Fleet Management Corp.	3,800	90,545
Empire Co. Ltd., Class A	4,833	186,544
Endeavour Silver Corp.(1)(2)	6,600	23,710
Enghouse Systems Ltd.	486	9,346
EQB, Inc.	1,344	92,685
Equinox Gold Corp.(1)(2)	11,700	77,667
Exchange Income Corp.	300	12,585
Fairfax Financial Holdings Ltd.	400	680,608
Finning International, Inc.	5,096	188,118
First National Financial Corp.	545	15,432
FirstService Corp. (Toronto)	364	63,803
Fortuna Mining Corp.(1)	15,990	93,562
George Weston Ltd.	721	145,161
Gildan Activewear, Inc.	3,847	179,126
GoldMining, Inc.(1)	3,485	2,616
Great-West Lifeco, Inc.	3,345	126,965
Hammond Power Solutions, Inc.	544	39,256
Hudbay Minerals, Inc.	17,298	154,155
Hydro One Ltd.	7,633	281,047
iA Financial Corp., Inc.	3,246	330,478
IAMGOLD Corp.(1)	27,400	187,678
IGM Financial, Inc.	1,864	59,505

Innergex Renewable Energy, Inc.	1,400	13,935
InPlay Oil Corp.	190	1,203
Intact Financial Corp.	2,204	500,029
Interfor Corp.(1)	1,422	12,994
Journey Energy, Inc.(1)(2)	1,379	1,668
Kinaxis, Inc.(1)	400	56,962
Kinross Gold Corp.	35,907	530,095
Labrador Iron Ore Royalty Corp.	2,096	44,231
Laurentian Bank of Canada	953	21,250
Lightspeed Commerce, Inc.(1)	966	10,101
Linamar Corp.	1,777	81,239
Loblaw Cos. Ltd.	2,311	389,890
Lotus Creek Exploration, Inc.(1)	576	361
Lundin Mining Corp.	16,169	153,048
Magna International, Inc.	5,437	197,378
Manulife Financial Corp.	24,913	793,309
Martinrea International, Inc.	2,722	16,721
MCAN Mortgage Corp.	328	4,711
MDA Space Ltd.(1)	5,000	103,436
Medical Facilities Corp.	1,093	12,584
Metro, Inc.	2,829	220,655
Mullen Group Ltd.	2,958	30,068
National Bank of Canada	6,309	620,947
Neo Performance Materials, Inc.	328	2,259
North West Co., Inc.	2,298	95,882
Nutrien Ltd.	7,300	431,292
Open Text Corp.	3,324	94,124
Pan American Silver Corp.	11,001	268,301
Pason Systems, Inc.	4,597	40,532
Pizza Pizza Royalty Corp.	545	5,830
Polaris Renewable Energy, Inc.	506	4,461
Power Corp. of Canada	2,210	85,527
Quebecor, Inc., Class B	1,857	52,245
RB Global, Inc.	770	81,127
Real Matters, Inc.(1)(2)	3,053	12,703
Restaurant Brands International, Inc.	2,202	157,213
Richelieu Hardware Ltd.(2)	2,400	60,474
Rogers Communications, Inc., Class B	3,978	106,787
Royal Bank of Canada	7,330	929,049
Russel Metals, Inc.	2,690	80,503
Sandstorm Gold Ltd.	5,955	52,549
Shopify, Inc., Class A(1)	2,489	265,958
Silvercorp Metals, Inc.	9,300	36,594
South Bow Corp.	3,400	88,125
Spin Master Corp., VTG Shares	770	13,466
Stantec, Inc.	1,350	138,871
STEP Energy Services Ltd.(1)	225	638
StorageVault Canada, Inc.	3,713	11,201
Sun Life Financial, Inc.	7,308	470,745
Teck Resources Ltd., Class B	7,553	279,918
TELUS Corp.	4,684	76,727
TELUS Corp.(1)	106	1,736
TFI International, Inc.	1,188	102,573

Thomson Reuters Corp.	544	108,083
TMX Group Ltd.	5,074	205,090
Topaz Energy Corp.	3,300	60,477
Torex Gold Resources, Inc.(1)	4,800	154,106
Toromont Industries Ltd.	1,597	138,492
Toronto-Dominion Bank	9,154	632,145
Total Energy Services, Inc.	986	7,436
TransAlta Corp.	10,500	102,601
Transcontinental, Inc., Class A	4,170	64,965
Triple Flag Precious Metals Corp.	800	17,529
Trisura Group Ltd.(1)	18	530
Valeura Energy, Inc.(1)	5,900	28,375
Wajax Corp.	1,092	17,896
West Fraser Timber Co. Ltd.	1,422	104,758
Western Forest Products, Inc.(1)(2)	9,156	2,735
Westshore Terminals Investment Corp.	328	6,370
Wheaton Precious Metals Corp.	1,580	136,902
Winpak Ltd.	1,128	36,273
WSP Global, Inc.	869	178,068
		19,210,656
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.(2)	7,200	10,221
Denmark — 2.0%
Alm Brand AS	7,930	19,616
Ambu AS, Class B	1,212	18,721
Bavarian Nordic AS(1)	484	12,761
Carlsberg AS, B Shares	530	75,865
cBrain AS	131	3,377
Chemometec AS	378	30,442
Coloplast AS, B Shares	328	31,888
Danske Bank AS	9,814	376,070
Demant AS(1)	271	10,643
DSV AS	421	99,139
Genmab AS, ADR(1)	2,893	60,608
GN Store Nord AS(1)	202	2,967
H Lundbeck AS	6,304	34,986
H Lundbeck AS, A Shares	615	2,838
H&H International AS, B Shares(1)	602	12,358
ISS AS	676	18,169
Jyske Bank AS	1,347	126,564
Nilfisk Holding AS(1)	758	10,628
NKT AS(1)	1,484	127,177
Novo Nordisk AS, ADR	16,864	1,205,776
Novonesis Novozymes B, B Shares	3,834	270,145
Orsted AS(1)	3,420	140,550
Pandora AS	1,600	292,469
Ringkjoebing Landbobank AS	757	153,305
Rockwool AS, B Shares	2,050	97,277
Royal Unibrew AS	548	45,530
Solar AS, B Shares	152	7,170
SP Group AS	367	17,157
Sparekassen Sjaelland-Fyn AS	222	10,482
Sydbank AS	2,548	170,359
Tryg AS	1,579	40,622
Vestas Wind Systems AS	8,513	134,635

Zealand Pharma AS(1)	383	26,623
		3,686,917

Finland — 0.9%
Aktia Bank OYJ	1,725	18,745
Anora Group OYJ(2)	153	561
Citycon OYJ(2)	1,678	7,138
Elisa OYJ	1,120	59,048
Hiab OYJ, B Shares	879	47,338
Huhtamaki OYJ	2,630	97,130
Kalmar OYJ, B Shares	879	31,001
Kemira OYJ	3,584	78,807
Kesko OYJ, B Shares	5,090	123,094
Kojamo OYJ(1)(2)	2,417	29,013
Kone OYJ, B Shares	1,868	116,557
Konecranes OYJ	642	50,161
Lassila & Tikanoja OYJ	218	2,293
Mandatum OYJ	2,324	13,658
Marimekko OYJ	636	9,665
Metso OYJ(2)	6,388	77,308
Nokia OYJ, ADR(2)	16,435	85,791
Nokian Renkaat OYJ(2)	4,753	35,431
Nordea Bank Abp	18,156	262,930
Orion OYJ, Class B	176	11,941
Puuilo OYJ	2,460	36,387
QT Group OYJ(1)	193	12,946
Raisio OYJ, V Shares	435	1,210
Sampo OYJ, A Shares(2)	11,620	124,011
Sampo OYJ (XCSE), A Shares	7,790	83,587
Sanoma OYJ(2)	321	3,478
Stora Enso OYJ, R Shares(2)	7,860	79,479
Taaleri PLC	204	1,659
TietoEVRY OYJ	147	2,682
Tokmanni Group Corp.(2)	1,804	22,630
UPM-Kymmene OYJ(2)	4,235	117,213
Valmet OYJ	487	15,912
Wartsila OYJ Abp	1,729	34,666
YIT OYJ(1)	1,419	4,370
		1,697,840
France — 8.9%
Aeroports de Paris SA	554	74,264
Airbus SE	3,294	605,847
Alstom SA(1)(2)	1,505	34,021
Alten SA	331	27,469
Amundi SA	1,284	104,830
Antin Infrastructure Partners SA	4	52
Aperam SA	1,422	43,217
Arkema SA	1,400	100,038
Atos SE(1)	82	3,575
Aubay	40	2,316
AXA SA	17,023	802,388
Ayvens SA	3,532	35,890
Beneteau SACA(2)	659	6,313
BioMerieux	794	106,472
BNP Paribas SA	7,919	693,502

Bollore SE	8,648	55,007
Bureau Veritas SA	3,734	127,599
Capgemini SE	473	78,548
Carrefour SA	10,235	153,058
Cie de Saint-Gobain SA	10,043	1,130,680
Cie des Alpes	664	13,766
Cie Generale des Etablissements Michelin SCA	16,366	626,147
Coface SA	2,685	50,226
Credit Agricole SA	8,207	150,263
Danone SA	2,540	217,163
Dassault Systemes SE	1,781	66,785
DBV Technologies SA(1)	421	715
Derichebourg SA	4,243	29,030
Edenred SE	927	28,959
Elis SA	3,150	85,742
Emeis SA(1)	1,534	17,751
Engie SA	21,117	455,768
Equasens	32	1,800
EssilorLuxottica SA	876	243,399
Eurazeo SE	876	61,260
Euroapi SA(1)	537	1,821
Eurofins Scientific SE(2)	1,182	78,838
Euronext NV	1,293	210,732
Eutelsat Communications SACA(1)(2)	4,930	18,360
Forvia SE	1,487	13,969
Genfit SA(1)(2)	530	2,421
Getlink SE(1)	7,519	143,822
Groupe LDLC	42	342
Guerbet	48	1,098
Hermes International SCA	177	488,080
ID Logistics Group SACA(1)	71	33,821
Interparfums SA	396	16,940
Ipsen SA(1)	1,363	160,480
IPSOS SA	296	15,101
Jacquet Metals SACA	93	2,393
JCDecaux SE	1,737	29,815
Kaufman & Broad SA	570	21,700
Kering SA	1,761	344,183
Legrand SA	2,522	306,312
LISI SA	451	16,750
L'Oreal SA	774	327,607
Louis Hachette Group	9,479	17,686
LVMH Moet Hennessy Louis Vuitton SE	1,465	794,626
Maisons du Monde SA	674	1,912
Manitou BF SA	90	2,141
Mersen SA(2)	487	11,312
Metropole Television SA	1,218	17,156
Nacon SA(1)	13	8
Nexans SA	603	69,361
Nexity SA(1)(2)	995	11,316
Opmobility	1,726	21,062
Orange SA	46,205	689,629
Pernod Ricard SA	2,274	235,137
Planisware SA(1)	764	21,243
Pluxee NV	1,741	39,133

Publicis Groupe SA	1,083	118,054
Remy Cointreau SA(2)	183	9,806
Renault SA	5,629	289,413
ReWorld Media SA(1)	137	252
Rexel SA	5,603	157,380
Safran SA	4,058	1,200,181
Sanofi SA, ADR	8,783	433,617
Sartorius Stedim Biotech	328	72,251
Schneider Electric SE	946	238,687
SCOR SE	3,563	117,629
SEB SA	384	38,096
SES SA	13,424	76,538
SMCP SA(1)(2)	1,130	5,404
Societe BIC SA	636	39,287
Societe Generale SA	14,163	769,018
SOITEC(1)(2)	813	40,092
Solutions 30 SE(1)(2)	5,585	9,967
Sopra Steria Group(1)	92	19,836
SPIE SA	1,830	93,024
STMicroelectronics NV, NY Shares	15,611	390,431
Teleperformance SE	570	57,611
Television Francaise 1 SA	1,025	9,912
Thales SA	116	35,528
Ubisoft Entertainment SA(1)	4,034	46,206
Valeo SE	6,641	69,944
Vinci SA	10,016	1,431,143
Vivendi SE	9,479	31,987
Voltalia SA(1)(2)	2,069	20,726
VusionGroup	229	59,186
Worldline SA(1)(2)	417	2,475
		16,283,848
Germany — 8.5%
1&1 AG	417	8,643
Adesso SE	142	14,164
adidas AG	1,255	313,014
Allianz SE	1,706	676,622
Amadeus Fire AG	75	6,363
Aroundtown SA(1)	6,324	20,107
Atoss Software SE	244	36,001
Aurubis AG	475	41,763
Auto1 Group SE(1)	510	13,675
BASF SE	10,372	500,158
Bayer AG	5,320	149,777
Bayerische Motoren Werke AG	2,846	252,500
Bayerische Motoren Werke AG, Preference Shares	431	35,724
BayWa AG(1)	79	802
Bechtle AG	1,553	67,813
Beiersdorf AG	1,074	147,315
Bertrandt AG	36	814
Bijou Brigitte AG	198	10,033
Borussia Dortmund GmbH & Co. KGaA	2,465	10,680
Brenntag SE	1,891	128,159
CANCOM SE	544	17,402
Carl Zeiss Meditec AG, Bearer Shares	279	18,046
Ceconomy AG(1)	2,271	6,851

Cewe Stiftung & Co. KGaA	234	26,538
Commerzbank AG	13,412	408,516
Continental AG	3,017	264,595
Covestro AG(1)	3,613	248,267
CTS Eventim AG & Co. KGaA	1,102	133,669
Daimler Truck Holding AG	7,647	332,135
Datagroup SE	20	1,266
Delivery Hero SE(1)	521	14,404
Dermapharm Holding SE	294	11,700
Deutsche Bank AG	18,346	509,652
Deutsche Boerse AG	1,072	345,343
Deutsche Pfandbriefbank AG(1)	3,232	21,135
Deutsche Post AG	6,784	304,417
Deutsche Telekom AG	28,066	1,062,815
Deutz AG	1,858	15,600
Dr. Ing hc F Porsche AG, Preference Shares	616	29,712
Duerr AG	440	11,458
E.ON SE	20,757	363,789
ElringKlinger AG	385	1,985
Energiekontor AG(1)	135	6,548
Evonik Industries AG	5,593	121,214
Fielmann Group AG	703	44,714
flatexDEGIRO AG	2,868	79,711
Fraport AG Frankfurt Airport Services Worldwide(1)	621	43,116
Freenet AG	1,779	58,763
Fresenius Medical Care AG, ADR	2,751	78,128
Fresenius SE & Co. KGaA	3,024	148,203
GEA Group AG	2,757	184,654
Gerresheimer AG	580	41,734
Grand City Properties SA(1)	865	10,984
Grenke AG	342	5,407
Hannover Rueck SE	750	237,155
HelloFresh SE(1)	4,330	51,400
Henkel AG & Co. KGaA	524	38,475
Henkel AG & Co. KGaA, Preference Shares	832	66,664
Hensoldt AG	1,068	111,761
HOCHTIEF AG	223	41,036
Hornbach Holding AG & Co. KGaA	382	38,559
HUGO BOSS AG	1,394	64,593
Infineon Technologies AG	11,070	430,399
Instone Real Estate Group SE	807	8,237
JOST Werke SE	330	19,070
Jungheinrich AG, Preference Shares	1,581	63,476
K&S AG	2,688	48,954
KION Group AG	1,066	49,630
Knorr-Bremse AG	1,135	114,845
Koenig & Bauer AG(1)	124	1,831
Kontron AG(1)	994	25,935
Krones AG	409	64,422
Lang & Schwarz AG	395	10,061
Lanxess AG	1,119	34,603
LEG Immobilien SE	460	39,057
Mercedes-Benz Group AG	4,360	260,718
Merck KGaA	224	29,353
MTU Aero Engines AG	1,251	500,361

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	784	507,932
Mutares SE & Co. KGaA	403	15,103
Nagarro SE(1)	87	5,744
Nemetschek SE	464	64,506
Nordex SE(1)	3,544	71,951
Norma Group SE	945	13,310
Patrizia SE	269	2,512
Pfeiffer Vacuum Technology AG	162	29,357
Porsche Automobil Holding SE, Preference Shares	1,023	40,899
ProCredit Holding AG	940	11,214
ProSiebenSat.1 Media SE	2,945	23,670
Puma SE	1,313	34,067
PVA TePla AG(1)	241	4,656
Qiagen NV(1)	2,893	130,561
Rational AG	95	78,112
RENK Group AG	624	55,624
Rheinmetall AG	618	1,324,539
SAF-Holland SE	1,857	34,409
SAP SE, ADR	2,658	805,002
Sartorius AG, Preference Shares	133	31,904
Schaeffler AG	2,657	12,792
Schott Pharma AG & Co. KGaA	596	19,306
Scout24 SE	1,132	154,240
Secunet Security Networks AG	63	14,680
SGL Carbon SE(1)	1,508	6,314
Siemens AG	1,527	367,279
Siemens Energy AG(1)	4,521	441,817
Siemens Healthineers AG	882	46,682
Siltronic AG	519	21,347
Sixt SE	317	30,093
Sixt SE, Preference Shares	579	39,509
SMA Solar Technology AG(1)	387	8,576
Stabilus SE	402	11,675
Stroeer SE & Co. KGaA	529	30,645
Symrise AG	1,199	143,363
TAG Immobilien AG	6,357	107,461
Talanx AG	1,594	206,791
TeamViewer SE(1)	2,505	29,212
thyssenkrupp AG	10,608	103,304
United Internet AG	1,785	46,543
Verbio SE	271	2,874
Volkswagen AG	172	18,952
Volkswagen AG, Preference Shares	1,162	125,815
Vonovia SE	6,939	227,353
Vossloh AG	267	23,255
Wacker Chemie AG	164	11,674
Wacker Neuson SE	804	20,407
Wuestenrot & Wuerttembergische AG	704	11,079
Zalando SE(1)	5,333	190,546
		15,515,849
Hong Kong — 1.6%
AIA Group Ltd.	55,200	459,492
ASMPT Ltd.	10,800	72,520
Bank of East Asia Ltd.	41,117	57,844
BOC Hong Kong Holdings Ltd.	42,000	176,632

Budweiser Brewing Co. APAC Ltd.(2)	2,100	2,178
Cafe de Coral Holdings Ltd.	18,000	15,959
Chow Sang Sang Holdings International Ltd.	7,000	7,126
CITIC Telecom International Holdings Ltd.	3,000	868
CK Asset Holdings Ltd.	6,000	24,784
CK Hutchison Holdings Ltd.	27,000	150,976
Comba Telecom Systems Holdings Ltd.(1)	56,000	10,948
Cowell e Holdings, Inc.(1)(2)	8,000	22,723
DFI Retail Group Holdings Ltd.	13,400	36,909
EC Healthcare	3,000	232
ESR Group Ltd.	15,200	24,865
Futu Holdings Ltd., ADR	951	96,935
Giordano International Ltd.	58,000	10,723
Hang Lung Group Ltd.	31,000	44,458
Hang Lung Properties Ltd.	44,000	34,652
Hang Seng Bank Ltd.	6,600	92,141
HKBN Ltd.	3,500	2,208
HKT Trust & HKT Ltd.	75,000	108,022
Hong Kong Exchanges & Clearing Ltd.	5,800	290,141
Hongkong Land Holdings Ltd.	29,100	150,322
Hysan Development Co. Ltd.	30,000	49,292
IGG, Inc.	39,000	17,542
Johnson Electric Holdings Ltd.	10,000	26,669
JS Global Lifestyle Co. Ltd.(1)(2)	54,000	13,686
K Wah International Holdings Ltd.	7,000	1,612
Kerry Properties Ltd.	16,500	39,558
Luk Fook Holdings International Ltd.	5,000	11,557
Man Wah Holdings Ltd.	42,400	22,414
Modern Dental Group Ltd.	15,000	7,657
MTR Corp. Ltd.	14,000	48,810
New World Development Co. Ltd.(1)(2)	44,000	26,749
Oriental Watch Holdings	8,000	3,641
PAX Global Technology Ltd.	25,000	15,234
PC Partner Group Ltd.	2,000	1,640
Perfect Medical Health Management Ltd.	1,000	299
Sino Land Co. Ltd.	13,988	14,102
Stella International Holdings Ltd.	28,000	49,950
Sun Hung Kai Properties Ltd.	15,000	161,125
Swire Properties Ltd.	15,000	32,862
Tam Jai International Co. Ltd.	2,000	372
Techtronic Industries Co. Ltd.	22,000	245,043
Television Broadcasts Ltd.(1)(2)	6,900	2,814
Texhong International Group Ltd.	3,500	1,517
Theme International Holdings Ltd.(1)(2)	30,000	1,851
United Laboratories International Holdings Ltd.	20,000	37,197
Vitasoy International Holdings Ltd.	40,000	46,247
VTech Holdings Ltd.	4,900	32,567
Wharf Real Estate Investment Co. Ltd.	25,000	62,339
Yue Yuen Industrial Holdings Ltd.	32,000	48,078
		2,916,082
Ireland — 0.5%
AIB Group PLC	25,667	202,505
Bank of Ireland Group PLC	19,603	269,126
Cairn Homes PLC	21,615	53,635
Dalata Hotel Group PLC	9,874	64,463

Glanbia PLC	1,357	19,743
Glenveagh Properties PLC(1)	17,295	35,304
Kerry Group PLC, A Shares	651	71,164
Kingspan Group PLC	1,693	145,411
Origin Enterprises PLC	4,387	17,586
Uniphar PLC	4,079	16,738
		895,675
Israel — 1.1%
AFI Properties Ltd.(1)	23	1,181
Africa Israel Residences Ltd.	2	128
Airport City Ltd.(1)	1,002	15,713
Alony Hetz Properties & Investments Ltd.	2,933	24,871
Amos Luzon Development & Energy Group Ltd.	3,041	2,441
Amot Investments Ltd.	3,688	20,567
Argo Properties NV(1)	43	1,456
Aura Investments Ltd.	3,694	18,285
Azorim-Investment Development & Construction Co. Ltd.	1,038	5,044
Azrieli Group Ltd.	362	27,679
Bank Hapoalim BM	11,490	192,760
Bank Leumi Le-Israel BM	11,801	190,448
Bet Shemesh Engines Holdings 1997 Ltd.(1)	116	16,044
Big Shopping Centers Ltd.(1)	204	32,921
Blue Square Real Estate Ltd.	108	10,418
Ceragon Networks Ltd.(1)	1,293	2,935
Check Point Software Technologies Ltd.(1)	590	135,039
CyberArk Software Ltd.(1)	79	30,240
Danel Adir Yeoshua Ltd.	308	35,511
Danya Cebus Ltd.	430	13,148
Delek Automotive Systems Ltd.(1)	1,487	11,495
Delta Galil Ltd.	351	17,737
Direct Finance of Direct Group 2006 Ltd.	100	14,998
Electra Consumer Products 1970 Ltd.	87	2,513
Energix-Renewable Energies Ltd.	5,868	18,639
First International Bank Of Israel Ltd.	760	47,845
Formula Systems 1985 Ltd.	163	17,391
Fox Wizel Ltd.	295	24,982
G City Ltd.	929	3,268
Gilat Satellite Networks Ltd.(1)	345	1,961
Global-e Online Ltd.(1)	632	20,142
Hilan Ltd.	318	23,162
ICL Group Ltd.	8,758	57,810
IDI Insurance Co. Ltd.	361	20,088
Inmode Ltd.(1)	777	11,391
Isracard Ltd.	7,039	33,208
Israel Discount Bank Ltd., A Shares	16,566	141,082
Isras Investment Co. Ltd.	36	8,370
Ituran Location & Control Ltd.	218	8,303
Land Development Nimrodi Group Ltd.	606	5,347
Magic Software Enterprises Ltd.	203	3,262
Matrix IT Ltd.	287	8,455
Mega Or Holdings Ltd.	226	8,544
Melisron Ltd.	399	37,300
Mivne Real Estate KD Ltd.	10,421	31,858
Mivtach Shamir Holdings Ltd.	160	12,520
Mizrahi Tefahot Bank Ltd.	1,590	91,128

Nano Dimension Ltd., ADR(1)	5,505	8,533
Neto Malinda Trading Ltd.	79	2,737
Nexxen International Ltd.(1)	508	5,908
Nice Ltd., ADR(1)	184	30,531
Norstar Holdings, Inc.	181	541
Nova Ltd.(1)	306	64,366
Oddity Tech Ltd., Class A(1)	572	42,574
One Software Technologies Ltd.	997	22,181
OY Nofar Energy Ltd.(1)	47	1,215
Partner Communications Co. Ltd.	1,763	12,163
Perion Network Ltd.(1)	708	7,565
Prashkovsky Investments & Construction Ltd.	87	2,129
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	272	22,786
Retailors Ltd.	802	14,110
Sapiens International Corp. NV	72	2,036
Shufersal Ltd.	6,433	64,518
Strauss Group Ltd.	417	10,186
Summit Real Estate Holdings Ltd.	1,060	16,155
Tadiran Group Ltd.	122	5,348
Tamar Petroleum Ltd.	637	6,526
Tel Aviv Stock Exchange Ltd.	1,537	25,330
Teva Pharmaceutical Industries Ltd., ADR(1)	5,701	95,663
Wix.com Ltd.(1)	160	23,832
ZIM Integrated Shipping Services Ltd.	3,064	53,467
		2,000,028
Italy — 2.8%
A2A SpA	49,035	127,319
ACEA SpA	2,155	51,932
Amplifon SpA(2)	638	14,666
Arnoldo Mondadori Editore SpA	2,435	5,954
Azimut Holding SpA	2,299	67,164
Banca Generali SpA	1,392	81,233
Banca IFIS SpA(2)	532	14,001
Banca Mediolanum SpA	3,327	55,307
Banca Popolare di Sondrio SpA	4,954	66,860
Banco BPM SpA	19,306	221,918
BFF Bank SpA(1)	4,397	45,388
BPER Banca SpA	23,578	209,436
Brembo NV	637	5,830
Brunello Cucinelli SpA	649	79,983
Cairo Communication SpA(1)	2,671	9,462
Credito Emiliano SpA	1,859	25,547
Danieli & C Officine Meccaniche SpA, Preference Shares	413	13,221
Davide Campari-Milano NV(2)	963	6,288
De' Longhi SpA	1,634	53,422
DiaSorin SpA	36	3,736
Digital Bros SpA(1)(2)	176	2,722
doValue SpA(1)(2)	1,260	3,338
Enav SpA(1)	1,599	7,655
Enel SpA	31,102	285,890
Esprinet SpA(2)	42	189
Ferrari NV	607	290,532
Fila SpA(2)	2,165	23,587
Fincantieri SpA(1)	7,495	133,959
FinecoBank Banca Fineco SpA	7,322	158,345

Generali	4,323	157,358
Geox SpA(1)(2)	1,302	492
Haiki Cobat SpA Societa' Benefit(1)	639	375
Infrastrutture Wireless Italiane SpA	405	4,755
Interpump Group SpA	117	4,563
Intesa Sanpaolo SpA	74,345	415,048
Iveco Group NV	6,291	125,272
Juventus Football Club SpA(1)(2)	5,421	19,371
Leonardo SpA	3,741	231,417
Maire SpA	3,564	45,521
MARR SpA	893	9,693
Mediobanca Banca di Credito Finanziario SpA	3,461	82,333
MFE-MediaForEurope NV, Class A	3,482	12,804
MFE-MediaForEurope NV, Class B(2)	818	3,937
Moncler SpA	1,296	81,131
Nexi SpA	374	2,250
Orsero SpA	212	3,393
OVS SpA	7,871	33,762
Piaggio & C SpA	2,549	5,263
Poste Italiane SpA	8,564	185,943
Prysmian SpA	2,717	174,736
RAI Way SpA	2,397	16,065
Recordati Industria Chimica e Farmaceutica SpA	344	20,644
Safilo Group SpA(1)	524	534
Salvatore Ferragamo SpA(1)	1,255	8,158
Sanlorenzo SpA(2)	136	4,707
Sesa SpA(2)	135	12,540
Stellantis NV	13,995	142,658
Technogym SpA	2,558	34,658
Terna - Rete Elettrica Nazionale	3,046	31,060
UniCredit SpA	17,527	1,127,100
Unipol Assicurazioni SpA	3,418	66,896
Webuild SpA(2)	11,244	45,874
Wiit SpA(2)	95	1,851
		5,177,046
Japan — 20.5%
77 Bank Ltd.	1,000	33,764
A&D HOLON Holdings Co. Ltd.	1,200	16,696
Adastria Co. Ltd.	700	13,592
ADEKA Corp.	1,800	33,196
Advantest Corp.	4,000	202,305
Aeon Co. Ltd.	5,600	172,162
Aeon Hokkaido Corp.	1,700	10,416
Aeon Mall Co. Ltd.	3,100	61,720
Aica Kogyo Co. Ltd.	1,000	25,224
Aiful Corp.	8,700	24,016
Ain Holdings, Inc.	200	7,811
Air Water, Inc.	5,800	80,942
Airman Corp.	1,200	16,336
Aisan Industry Co. Ltd.	3,000	38,458
Aisin Corp.	9,800	124,698
Ajinomoto Co., Inc.	6,600	164,999
Akatsuki, Inc.	100	2,010
Akebono Brake Industry Co. Ltd.(1)	3,000	2,112
Alfresa Holdings Corp.	5,200	70,013

Alpen Co. Ltd.	100	1,621
Alps Alpine Co. Ltd.	3,200	30,643
Altech Corp.	700	13,429
Amano Corp.	500	14,740
Amvis Holdings, Inc.	500	1,570
Anycolor, Inc.	800	21,798
AOKI Holdings, Inc.	1,700	17,725
Aoyama Trading Co. Ltd.	2,900	43,832
Aoyama Zaisan Networks Co. Ltd.	900	11,321
Aozora Bank Ltd.	3,000	43,692
Arata Corp.	1,000	21,004
ARCLANDS Corp.	2,800	33,201
ARE Holdings, Inc.	1,800	22,418
Arealink Co. Ltd.	800	11,851
Argo Graphics, Inc.	300	10,527
Arisawa Manufacturing Co. Ltd.	300	2,951
As One Corp.	600	9,267
Asahi Co. Ltd.	1,300	12,261
Asahi Group Holdings Ltd.	900	11,862
Asahi Intecc Co. Ltd.	1,900	29,463
Asahi Kasei Corp.	22,300	156,700
Asahi Yukizai Corp.	200	5,408
Asics Corp.	12,000	289,213
ASKA Pharmaceutical Holdings Co. Ltd.	100	1,620
ASKUL Corp.	1,100	11,809
Astellas Pharma, Inc.	20,900	206,442
Atrae, Inc.	100	460
Aucnet, Inc.	200	2,138
Autobacs Seven Co. Ltd.	3,000	30,122
Avant Group Corp.	400	4,260
Avex, Inc.	200	1,761
Awa Bank Ltd.	1,200	23,467
Axial Retailing, Inc.	2,900	22,977
Azbil Corp.	400	3,514
Bandai Namco Holdings, Inc.	3,600	114,377
Bando Chemical Industries Ltd.	500	5,621
Base Co. Ltd.	100	2,393
BayCurrent, Inc.	2,400	127,552
Beenos, Inc.	700	19,283
Belc Co. Ltd.	400	19,602
Bell System24 Holdings, Inc.	2,000	17,300
Bic Camera, Inc.	200	2,080
BIPROGY, Inc.	900	36,453
B-Lot Co. Ltd.	1,100	9,579
BML, Inc.	400	8,320
Bookoff Group Holdings Ltd.	1,000	9,983
Bridgestone Corp.	5,900	253,317
Brother Industries Ltd.	3,400	58,025
Canon Marketing Japan, Inc.	1,500	55,660
Capcom Co. Ltd.	4,000	118,666
Cawachi Ltd.	100	1,952
Celsys, Inc.(2)	300	3,001
Central Automotive Products Ltd.	2,100	25,766
Chiba Bank Ltd.	4,800	43,623
Chiba Kogyo Bank Ltd.(2)	4,000	32,565

Chori Co. Ltd.	700	18,598
Chugai Pharmaceutical Co. Ltd.	3,700	193,442
Chugin Financial Group, Inc.	3,200	38,673
Citizen Watch Co. Ltd.	7,400	44,309
Coca-Cola Bottlers Japan Holdings, Inc.	3,000	49,530
COLOPL, Inc.	200	720
Computer Engineering & Consulting Ltd.	200	3,181
Comture Corp.	100	1,196
Cosmos Pharmaceutical Corp.	1,000	61,374
Cover Corp.(1)(2)	1,100	15,735
Create SD Holdings Co. Ltd.	400	8,777
Credit Saison Co. Ltd.	4,200	114,284
Creek & River Co. Ltd.	100	1,037
Cross Cat Co. Ltd.	100	747
CyberAgent, Inc.	4,900	49,592
Cybozu, Inc.	600	13,069
Daiei Kankyo Co. Ltd.	1,300	27,352
Daifuku Co. Ltd.	3,600	95,277
Daiichi Jitsugyo Co. Ltd.	300	4,631
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	458
Dai-ichi Life Holdings, Inc.	36,400	284,120
Daiichi Sankyo Co. Ltd.	11,600	308,721
Daiichikosho Co. Ltd.	2,900	31,476
Daikin Industries Ltd.	1,700	193,427
Daikokutenbussan Co. Ltd.	300	15,863
Daiseki Co. Ltd.	1,000	24,442
Daishinku Corp.	3,000	11,024
Daito Trust Construction Co. Ltd.	1,000	112,644
Daitron Co. Ltd.	100	2,575
Daiwa House Industry Co. Ltd.	6,100	205,667
Daiwa Securities Group, Inc.	14,100	95,378
Daiwabo Holdings Co. Ltd.	3,000	50,540
DCM Holdings Co. Ltd.	3,000	27,358
Denso Corp.	11,700	157,960
Dentsu Group, Inc.(2)	200	4,320
Dentsu Soken, Inc.	200	9,426
Dexerials Corp.	9,000	130,896
DIC Corp.	2,600	53,563
Digital Arts, Inc.	100	5,035
Digital Hearts Holdings Co. Ltd.	100	642
Digital Holdings, Inc.	100	969
Digital Information Technologies Corp.	100	1,725
Dip Corp.	1,100	17,073
Disco Corp.	600	134,407
Doshisha Co. Ltd.	100	1,592
Double Standard, Inc.	100	1,123
Drecom Co. Ltd.(1)	400	1,514
Duskin Co. Ltd.	300	7,805
Eagle Industry Co. Ltd.	1,000	13,297
Earth Corp.	600	20,894
Ebara Corp.	15,000	239,876
EDION Corp.	3,000	39,680
E-Guardian, Inc.	100	1,393
Eisai Co. Ltd.	1,100	31,495
Eizo Corp.	400	5,734

Elan Corp.	100	550
Elecom Co. Ltd.	1,100	13,021
en Japan, Inc.	300	3,576
Envipro Holdings, Inc.	100	341
ESPEC Corp.	700	13,496
F&M Co. Ltd.	100	1,758
FANUC Corp.	1,000	26,689
Fast Retailing Co. Ltd.	1,100	366,398
FCC Co. Ltd.	800	15,615
Ferrotec Holdings Corp.	1,200	21,974
First Bank of Toyama Ltd.	2,700	18,280
Fixstars Corp.	100	1,513
FP Corp.	1,100	22,393
Freebit Co. Ltd.	1,000	10,768
Fuji Co. Ltd.	1,600	22,553
Fuji Corp. /Aichi	1,400	22,410
Fuji Electric Co. Ltd.	3,000	132,516
Fuji Media Holdings, Inc.	700	13,903
Fuji Oil Co. Ltd.	400	820
Fuji Seal International, Inc.	500	8,912
Fujibo Holdings, Inc.	400	14,515
FUJIFILM Holdings Corp.	3,600	81,262
Fujikura Ltd.	7,400	343,489
Fujitsu Ltd.	14,000	320,633
Fukui Computer Holdings, Inc.	200	4,240
Fukuoka Financial Group, Inc.	3,100	84,998
Fukuyama Transporting Co. Ltd.	200	4,524
FULLCAST Holdings Co. Ltd.	300	3,732
Funai Soken Holdings, Inc.	200	3,293
Furukawa Battery Co. Ltd.(1)	1,200	11,470
Furuno Electric Co. Ltd.	100	1,998
Futaba Industrial Co. Ltd.	3,100	16,032
Future Corp.	400	5,959
Fuyo General Lease Co. Ltd.	1,200	33,155
G-7 Holdings, Inc.	300	2,786
GA Technologies Co. Ltd.(1)	1,100	11,281
Gakken Holdings Co. Ltd.	600	3,957
Gakujo Co. Ltd.	100	1,191
Genki Global Dining Concepts Corp.	800	21,506
Genky DrugStores Co. Ltd.	1,000	24,935
Geo Holdings Corp.	800	9,066
Gift Holdings, Inc.	200	4,980
Glory Ltd.	2,800	59,792
GMO internet group, Inc.	200	4,861
GMO Payment Gateway, Inc.	100	6,112
Goldwin, Inc.	400	22,910
Greens Co. Ltd.	700	10,912
GS Yuasa Corp.	1,300	23,684
G-Tekt Corp.	1,000	12,003
GungHo Online Entertainment, Inc.	300	5,744
Gunma Bank Ltd.	8,900	73,697
Gunze Ltd.	400	9,374
H.U. Group Holdings, Inc.	3,000	64,410
H2O Retailing Corp.	4,400	60,131
Hachijuni Bank Ltd.	5,100	41,561

Hakuhodo DY Holdings, Inc.	1,200	9,408
Hamakyorex Co. Ltd.	1,200	10,692
Hamamatsu Photonics KK	2,000	21,459
Hankyu Hanshin Holdings, Inc.	3,100	83,389
Hanwa Co. Ltd.	700	25,403
Happinet Corp.	600	21,572
Haseko Corp.	5,000	72,822
Heiwa Real Estate Co. Ltd.	100	3,088
Hirose Electric Co. Ltd.	600	70,326
Hitachi Construction Machinery Co. Ltd.	3,000	91,176
Hitachi Ltd.	20,300	565,564
Hogy Medical Co. Ltd.	100	2,662
Hokko Chemical Industry Co. Ltd.	100	895
Honda Motor Co. Ltd., ADR(2)	13,245	404,237
H-One Co. Ltd.	1,400	12,155
Honeys Holdings Co. Ltd.	100	1,056
Horiba Ltd.	1,000	71,153
Hosiden Corp.	1,000	15,059
Hotland Holdings Co. Ltd.	100	1,463
Hoya Corp.	1,400	165,295
HS Holdings Co. Ltd.	3,000	20,146
Hulic Co. Ltd.	6,600	66,826
Hyakugo Bank Ltd.	5,000	24,495
Hyakujushi Bank Ltd.	300	8,376
Ibiden Co. Ltd.	2,800	113,757
Ichigo, Inc.	5,000	13,180
Idec Corp.	500	7,985
IHI Corp.	3,200	308,000
Iida Group Holdings Co. Ltd.	3,000	42,078
I'll, Inc.	100	1,815
Imagica Group, Inc.	400	2,195
i-mobile Co. Ltd.	300	1,197
Inaba Denki Sangyo Co. Ltd.	1,200	32,237
Inabata & Co. Ltd.	1,500	32,953
Ines Corp.	200	2,327
INFRONEER Holdings, Inc.	2,500	20,388
Insource Co. Ltd.	400	2,787
Internet Initiative Japan, Inc.	3,700	71,335
Inui Global Logistics Co. Ltd.(2)	200	1,694
Iriso Electronics Co. Ltd.	300	5,425
Isetan Mitsukoshi Holdings Ltd.	5,800	87,687
Isuzu Motors Ltd.	10,800	145,982
ITmedia, Inc.	100	1,105
IwaiCosmo Holdings, Inc.	100	1,474
Izumi Co. Ltd.	900	20,462
J Front Retailing Co. Ltd.	9,200	128,847
JAC Recruitment Co. Ltd.	800	5,046
Jaccs Co. Ltd.	700	19,614
Japan Airport Terminal Co. Ltd.	1,200	37,176
Japan Aviation Electronics Industry Ltd.	3,000	51,957
Japan Exchange Group, Inc.	11,000	120,488
Japan Lifeline Co. Ltd.	3,800	38,209
Japan Material Co. Ltd.	200	2,041
Japan Post Bank Co. Ltd.	6,200	66,865
Japan Post Holdings Co. Ltd.	26,200	256,720

Japan Post Insurance Co. Ltd.	3,700	81,386
Japan Wool Textile Co. Ltd.	1,600	16,576
JBCC Holdings, Inc.	400	3,837
JCR Pharmaceuticals Co. Ltd.	3,100	11,619
Jeol Ltd.	800	22,232
JINUSHI Co. Ltd.	100	1,473
J-Lease Co. Ltd.	200	1,789
J-Oil Mills, Inc.	800	10,923
Joshin Denki Co. Ltd.	100	1,580
Joyful Honda Co. Ltd.(2)	300	4,274
JSB Co. Ltd.	200	5,070
JTEKT Corp.	5,500	43,225
Juroku Financial Group, Inc.	700	23,883
Justsystems Corp.	700	16,689
JVCKenwood Corp.	9,100	74,399
Kaga Electronics Co. Ltd.	1,000	18,413
Kakaku.com, Inc.	2,300	39,227
Kaken Pharmaceutical Co. Ltd.	900	23,974
Kamigumi Co. Ltd.	900	24,918
Kanadevia Corp.	6,100	39,805
Kanamoto Co. Ltd.	2,000	45,696
Kanematsu Corp.	3,000	56,718
Kanro, Inc.(2)	500	14,986
Kao Corp.	3,000	136,954
Katitas Co. Ltd.	2,300	35,090
Kato Sangyo Co. Ltd.	1,000	36,704
KDDI Corp.	29,200	505,467
Keihanshin Building Co. Ltd.	300	3,121
Keiyo Bank Ltd.	4,000	26,732
Keyence Corp.	200	83,714
KH Neochem Co. Ltd.	3,000	51,290
Kibun Foods, Inc.	100	742
Kirin Holdings Co. Ltd.	6,300	90,381
Kitz Corp.	2,300	18,531
Kiyo Bank Ltd.	900	16,170
Koa Corp.	200	1,161
Kohnan Shoji Co. Ltd.	700	18,035
Koito Manufacturing Co. Ltd.	3,500	44,295
Kojima Co. Ltd.	200	1,443
Komatsu Ltd.	10,000	303,912
KOMEDA Holdings Co. Ltd.	200	3,933
Komeri Co. Ltd.	900	17,979
Konica Minolta, Inc.(1)	12,600	38,448
Konoike Transport Co. Ltd.	1,700	33,502
KPP Group Holdings Co. Ltd.	1,700	8,490
K's Holdings Corp.	3,400	32,709
Kubota Corp.	14,600	167,488
Kuraray Co. Ltd.	6,800	86,098
Kureha Corp.	1,100	25,620
Kurita Water Industries Ltd.	2,300	85,820
Kusuri No. Aoki Holdings Co. Ltd.	1,200	29,385
KYB Corp.	1,400	30,334
Kyocera Corp.	4,800	58,361
Kyowa Kirin Co. Ltd.(2)	1,300	21,246
Kyushu Financial Group, Inc.	1,200	6,088

Kyushu Railway Co.	2,000	53,695
Lasertec Corp.(2)	400	39,891
Leopalace21 Corp.	5,600	25,181
Life Corp.	1,800	25,302
Lifedrink Co., Inc.	1,600	22,461
Link & Motivation, Inc.	100	359
Lintec Corp.	300	5,945
Lion Corp.	3,300	35,795
Lixil Corp.	3,500	39,395
LY Corp.	3,200	11,539
M3, Inc.	1,000	14,039
Mabuchi Motor Co. Ltd.	200	3,003
Macbee Planet, Inc.	400	8,995
Management Solutions Co. Ltd.	100	1,543
Mani, Inc.	1,000	8,344
MarkLines Co. Ltd.	100	1,393
Marui Group Co. Ltd.	5,700	116,581
Maruwa Co. Ltd.	200	48,444
Maruzen Showa Unyu Co. Ltd.	500	21,983
Matsuda Sangyo Co. Ltd.	100	2,300
MatsukiyoCocokara & Co.	4,900	98,822
Maxell Ltd.	3,000	37,406
McDonald's Holdings Co. Japan Ltd.(2)	1,400	59,369
MCJ Co. Ltd.	3,200	29,249
Mebuki Financial Group, Inc.	15,600	76,862
Medical Data Vision Co. Ltd.	300	862
Medipal Holdings Corp.	3,800	59,429
Meidensha Corp.	1,100	33,122
MEIJI Holdings Co. Ltd.	3,700	82,731
MEITEC Group Holdings, Inc.	1,700	37,991
Meiwa Corp.	300	1,400
Menicon Co. Ltd.	500	3,762
Mercari, Inc.(1)	2,700	44,624
Micronics Japan Co. Ltd.(2)	3,000	75,133
Minebea Mitsumi, Inc.	4,500	62,881
Mirarth Holdings, Inc.	6,300	16,988
Miroku Jyoho Service Co. Ltd.	200	2,460
Mitsuba Corp.	2,700	15,501
Mitsubishi Electric Corp.	9,200	183,604
Mitsubishi Estate Co. Ltd.	10,800	196,279
Mitsubishi Gas Chemical Co., Inc.	3,000	46,068
Mitsubishi HC Capital, Inc.(2)	23,600	173,292
Mitsubishi Heavy Industries Ltd.	32,300	743,752
Mitsubishi Logistics Corp.	5,500	44,436
Mitsubishi Motors Corp.	7,200	21,612
Mitsubishi Research Institute, Inc.	100	3,208
Mitsubishi Shokuhin Co. Ltd.	600	26,292
Mitsubishi UFJ Financial Group, Inc., ADR(2)	51,427	726,149
Mitsui Chemicals, Inc.	4,100	93,138
Mitsui Fudosan Co. Ltd.	11,100	106,310
Mitsui-Soko Holdings Co. Ltd.	3,600	94,984
MIXI, Inc.	1,200	27,754
Mizuho Financial Group, Inc., ADR	77,566	431,267
Mizuno Corp.	900	17,154
MonotaRO Co. Ltd.	2,900	59,823

Morinaga & Co. Ltd.	1,600	26,485
Morinaga Milk Industry Co. Ltd.	2,800	64,306
MS&AD Insurance Group Holdings, Inc.	12,900	307,258
m-up Holdings, Inc.	200	2,929
Murata Manufacturing Co. Ltd.	8,900	129,129
Musashi Seimitsu Industry Co. Ltd.	1,300	25,555
Nagase & Co. Ltd.	3,000	56,971
Namura Shipbuilding Co. Ltd.(2)	2,700	39,510
Nankai Electric Railway Co. Ltd.	3,400	51,396
NEC Corp.	23,000	600,377
Net Protections Holdings, Inc.(1)	300	983
Nexon Co. Ltd.	500	9,001
Nextage Co. Ltd.	1,200	13,725
NGK Insulators Ltd.	3,500	43,544
NHK Spring Co. Ltd.	4,800	53,125
Nichicon Corp.	2,800	22,983
NIDEC Corp.	800	15,532
Nifco, Inc.	3,000	71,919
Nihon Chouzai Co. Ltd.	200	4,468
Nihon Dempa Kogyo Co. Ltd.	400	1,990
Nihon House Holdings Co. Ltd.	200	441
Nihon M&A Center Holdings, Inc.	3,000	14,739
Nikkon Holdings Co. Ltd.	3,100	68,904
Nikon Corp.	3,000	30,221
Nintendo Co. Ltd.	5,300	432,408
Nippon Carbon Co. Ltd.	100	3,007
Nippon Chemi-Con Corp.(1)	300	2,279
NIPPON EXPRESS HOLDINGS, Inc.	4,800	89,055
Nippon Seiki Co. Ltd.	300	2,920
Nippon Shokubai Co. Ltd.	3,000	34,556
Nippon Signal Co. Ltd.	300	2,196
Nippon Soda Co. Ltd.	600	12,308
Nippon Telegraph & Telephone Corp.	282,300	314,311
Nippon Television Holdings, Inc.	700	15,841
Nipro Corp.	6,300	55,437
Nishikawa Rubber Co. Ltd.	900	15,303
Nishimatsuya Chain Co. Ltd.	3,000	43,519
Nishio Holdings Co. Ltd.	600	16,429
Nissan Chemical Corp.	500	15,031
Nissan Motor Co. Ltd.(1)	45,600	115,678
Nissha Co. Ltd.	3,000	26,863
Nisshin Seifun Group, Inc.	4,600	55,471
Nissin Corp.	600	33,734
Nissin Foods Holdings Co. Ltd.	300	6,361
Niterra Co. Ltd.	4,000	128,528
Nitori Holdings Co. Ltd.	200	19,932
Nitto Boseki Co. Ltd.	200	7,179
Nitto Denko Corp.	12,200	221,921
Nohmi Bosai Ltd.	200	5,109
Nojima Corp.	3,700	70,588
NOK Corp.	1,800	26,458
Nomura Co. Ltd.	1,500	9,052
Noritsu Koki Co. Ltd.	100	3,113
Noritz Corp.(2)	1,800	23,671
North Pacific Bank Ltd.	5,300	20,952

NS Solutions Corp.	1,000	26,794
NSD Co. Ltd.	400	9,879
NSK Ltd.	9,600	43,168
NTN Corp.	20,700	30,996
NTT Data Group Corp.	3,600	99,173
Oat Agrio Co. Ltd.	100	1,417
Obic Co. Ltd.	500	18,248
Oisix ra daichi, Inc.(1)	1,100	11,904
Oji Holdings Corp.	18,900	89,656
Okamoto Machine Tool Works Ltd.	100	2,798
Oki Electric Industry Co. Ltd.	3,000	28,627
Olympus Corp.	3,100	39,720
Omron Corp.	400	10,341
Ono Pharmaceutical Co. Ltd.	6,000	65,330
Open House Group Co. Ltd.	1,500	64,811
Open Up Group, Inc.	1,900	23,957
Oracle Corp.	500	58,573
Oriental Land Co. Ltd.	500	11,110
ORIX Corp., ADR	17,524	372,560
OSG Corp.	3,500	40,047
Otsuka Corp.	3,200	65,776
Otsuka Holdings Co. Ltd.	2,800	142,352
Oyo Corp.	100	1,957
Pacific Industrial Co. Ltd.(2)	3,000	27,232
Pack Corp.	100	2,181
PAL GROUP Holdings Co. Ltd.	1,200	29,491
PALTAC Corp.	200	5,796
Pan Pacific International Holdings Corp.	3,700	121,166
Park24 Co. Ltd.	3,000	41,697
Pasona Group, Inc.	200	3,159
PeptiDream, Inc.(1)	1,600	19,438
Persol Holdings Co. Ltd.	28,400	53,035
Pigeon Corp.(2)	1,100	14,220
Pilot Corp.(2)	300	8,307
Piolax, Inc.(2)	200	2,748
Pola Orbis Holdings, Inc.(2)	200	1,903
Premium Group Co. Ltd.	300	4,217
Press Kogyo Co. Ltd.	3,000	11,424
Prestige International, Inc.	3,000	13,257
Qol Holdings Co. Ltd.	1,000	13,222
Quick Co. Ltd.	100	1,560
Raccoon Holdings, Inc.	100	575
Rakus Co. Ltd.	300	4,631
Rakuten Group, Inc.(1)	5,200	28,620
Rasa Industries Ltd.	100	2,319
Recruit Holdings Co. Ltd.	6,400	381,185
Relo Group, Inc.	2,300	27,424
Renesas Electronics Corp.	6,500	78,945
Rengo Co. Ltd.	6,900	35,572
Resona Holdings, Inc.	22,900	202,965
Resonac Holdings Corp.	2,900	63,558
Resorttrust, Inc.	5,600	63,402
Ricoh Co. Ltd.	7,400	68,999
Ricoh Leasing Co. Ltd.	800	28,815
Riken Vitamin Co. Ltd.	700	12,348

Rion Co. Ltd.	100	1,690
Riso Kyoiku Co. Ltd.	3,000	4,701
Rohm Co. Ltd.(2)	3,600	38,968
RYODEN Corp.	100	1,901
Ryohin Keikaku Co. Ltd.	7,400	282,455
Ryoyo Ryosan Holdings, Inc.	660	11,529
Sakai Moving Service Co. Ltd.	200	3,492
San-A Co. Ltd.	1,400	28,824
Sangetsu Corp.	1,200	23,874
San-In Godo Bank Ltd.	3,600	31,388
Sankyu, Inc.	1,500	72,149
Santen Pharmaceutical Co. Ltd.	8,400	93,443
Sanwa Holdings Corp.	4,100	141,152
Sanyo Denki Co. Ltd.	400	28,150
Sapporo Holdings Ltd.	1,000	50,959
Sato Corp.	1,500	21,103
SBS Holdings, Inc.	500	9,400
SCREEN Holdings Co. Ltd.	1,000	71,147
Scroll Corp.	3,000	22,109
SCSK Corp.	600	18,211
Secom Co. Ltd.	1,400	50,980
Seibu Holdings, Inc.	4,100	108,379
Seika Corp.	400	13,096
Seikitokyu Kogyo Co. Ltd.	800	8,014
Seiko Epson Corp.	4,400	56,929
Seiko Group Corp.	1,000	28,230
Seino Holdings Co. Ltd.	3,500	52,597
Seiren Co. Ltd.	200	3,441
Sekisui House Ltd.	3,000	68,031
Sekisui Jushi Corp.	100	1,333
Senko Group Holdings Co. Ltd.	5,200	64,568
Senshu Electric Co. Ltd.	200	6,607
Seria Co. Ltd.	500	9,161
SG Holdings Co. Ltd.	4,800	46,718
Sharingtechnology, Inc.	1,400	9,631
Sharp Corp.(1)	500	2,560
Shibaura Electronics Co. Ltd.(2)	200	8,245
Shibaura Mechatronics Corp.	300	16,842
SHIFT, Inc.(1)	1,500	17,344
Shimadzu Corp.	700	16,902
Shimamura Co. Ltd.	800	55,438
Shimano, Inc.	500	70,837
Shin Nippon Biomedical Laboratories Ltd.	100	942
Shindengen Electric Manufacturing Co. Ltd.	100	1,382
Shin-Etsu Chemical Co. Ltd.	6,200	197,967
Shinsho Corp.	300	4,082
Shionogi & Co. Ltd.	11,100	185,343
Ship Healthcare Holdings, Inc.	3,000	38,759
Shiseido Co. Ltd.	600	9,657
Shizuoka Financial Group, Inc.	5,100	59,762
Shoei Co. Ltd.	1,800	20,133
SIGMAXYZ Holdings, Inc.	1,000	8,245
Siix Corp.	1,100	8,824
Sinfonia Technology Co. Ltd.	700	37,780
SKY Perfect JSAT Holdings, Inc.	6,200	53,976

Skylark Holdings Co. Ltd.(2)	3,000	66,245
SMS Co. Ltd.	500	4,988
Socionext, Inc.	1,000	14,676
SoftBank Corp.	90,000	138,290
SoftBank Group Corp.	2,100	109,701
Softcreate Holdings Corp.	200	2,818
Sohgo Security Services Co. Ltd.	5,100	35,496
Solasto Corp.	400	1,144
Sompo Holdings, Inc.	11,100	335,901
Sony Group Corp., ADR(2)	40,750	1,074,985
S-Pool, Inc.	3,000	7,400
Square Enix Holdings Co. Ltd.	1,600	100,507
Stanley Electric Co. Ltd.	1,500	28,854
Star Micronics Co. Ltd.	3,000	35,318
Starts Corp., Inc.	1,400	41,098
Studio Alice Co. Ltd.	100	1,423
Subaru Corp.	14,900	273,520
Sugi Holdings Co. Ltd.	2,700	59,317
Sumida Corp.	1,200	8,397
Sumitomo Bakelite Co. Ltd.	400	10,868
Sumitomo Chemical Co. Ltd.	48,100	115,341
Sumitomo Electric Industries Ltd.	14,000	293,660
Sumitomo Forestry Co. Ltd.(2)	3,000	87,089
Sumitomo Mitsui Financial Group, Inc., ADR	38,120	587,429
Sumitomo Mitsui Trust Group, Inc.	7,400	200,242
Sumitomo Realty & Development Co. Ltd.	4,200	160,889
Sumitomo Riko Co. Ltd.	3,300	39,440
Sumitomo Rubber Industries Ltd.	5,200	64,658
Sumitomo Warehouse Co. Ltd.	700	14,550
Sundrug Co. Ltd.	1,000	31,140
Suntory Beverage & Food Ltd.(2)	3,000	97,413
Suzuken Co. Ltd.	1,800	66,315
Suzuki Motor Corp.	12,000	152,293
Sysmex Corp.	3,600	60,409
Systena Corp.	3,100	8,537
Syuppin Co. Ltd.	100	769
T&D Holdings, Inc.	5,200	118,964
Tachibana Eletech Co. Ltd.	700	12,366
Tachi-S Co. Ltd.	1,300	15,559
Taikisha Ltd.	1,800	30,380
Taisei Corp.	3,200	178,364
Taiyo Yuden Co. Ltd.	700	11,683
Takaoka Toko Co. Ltd.	100	1,548
Takara & Co. Ltd.	200	4,490
Takashimaya Co. Ltd.	7,600	60,576
Takeda Pharmaceutical Co. Ltd., ADR(2)	8,257	124,103
Tama Home Co. Ltd.	600	14,809
Tamron Co. Ltd.	2,200	52,618
Tanseisha Co. Ltd.	100	749
TBS Holdings, Inc.	400	12,804
TDK Corp.	27,000	295,656
TechMatrix Corp.	400	5,879
TechnoPro Holdings, Inc.	3,000	81,419
Teijin Ltd.	6,600	52,990
Tera Probe, Inc.	400	7,682

Terumo Corp.	1,000	18,357
TIS, Inc.	3,100	101,670
TKC Corp.	200	5,889
TOA ROAD Corp.	2,000	21,101
Tocalo Co. Ltd.	1,900	23,518
Toho Bank Ltd.	8,400	19,788
Toho Co. Ltd.	300	15,815
Toho Co. Ltd.	300	6,668
Tokai Corp.	100	1,524
Tokai Rika Co. Ltd.	1,600	24,374
Tokio Marine Holdings, Inc.	13,900	587,863
Tokyo Century Corp.	4,800	50,774
Tokyo Electron Device Ltd.	300	5,837
Tokyo Electron Ltd.	3,200	503,568
Tokyo Individualized Educational Institute, Inc.	200	436
Tokyo Ohka Kogyo Co. Ltd.	1,000	25,779
Tokyo Tatemono Co. Ltd.	4,600	81,474
Tokyo Tekko Co. Ltd.	700	27,241
Tokyu Corp.	4,000	48,567
Tokyu Fudosan Holdings Corp.	18,700	136,248
Tomy Co. Ltd.	3,300	69,935
Topcon Corp.	400	8,995
Topre Corp.	1,400	17,341
Topy Industries Ltd.	200	3,162
Toray Industries, Inc.	20,600	142,115
Torex Semiconductor Ltd.	100	802
Toshiba TEC Corp.	100	2,047
Totech Corp.	1,200	24,322
TOTO Ltd.	100	2,558
Towa Corp.	2,700	28,629
Toyo Seikan Group Holdings Ltd.	3,900	76,486
Toyo Tanso Co. Ltd.	100	2,934
Toyo Tire Corp.	3,700	76,792
Toyobo Co. Ltd.(2)	3,000	18,717
Toyoda Gosei Co. Ltd.	3,000	58,104
Toyota Boshoku Corp.	2,800	39,917
Toyota Motor Corp., ADR(2)	5,897	1,123,791
TPR Co. Ltd.	300	4,096
Transaction Co. Ltd.	600	10,216
Transcosmos, Inc.	600	13,975
TRE Holdings Corp.	1,800	16,716
Trend Micro, Inc.	2,000	149,785
Trial Holdings, Inc.(2)	700	10,528
Trusco Nakayama Corp.	1,700	24,091
TS Tech Co. Ltd.	3,000	33,506
TSI Holdings Co. Ltd.	3,000	22,774
Tsukuba Bank Ltd.	3,000	5,029
Tsuruha Holdings, Inc.(2)	1,100	86,330
TV Asahi Holdings Corp.	400	7,230
Tv Tokyo Holdings Corp.	100	2,474
Uchida Yoko Co. Ltd.	400	24,938
Ulvac, Inc.	700	24,197
Unicharm Corp.	14,800	117,727
Unipres Corp.	3,000	20,528
United Arrows Ltd.	900	13,157

Ushio, Inc.	300	3,709
USS Co. Ltd.	9,000	97,516
UT Group Co. Ltd.	700	12,182
V Technology Co. Ltd.	100	2,187
Valor Holdings Co. Ltd.	2,000	33,871
Valqua Ltd.	300	6,383
ValueCommerce Co. Ltd.	100	554
Vector, Inc.	500	3,251
Vital KSK Holdings, Inc.	2,400	21,002
Wakachiku Construction Co. Ltd.	400	11,121
Wakita & Co. Ltd.	1,100	13,317
Welcia Holdings Co. Ltd.	3,600	63,788
West Japan Railway Co.	7,300	157,317
Will Group, Inc.	100	641
Xebio Holdings Co. Ltd.	100	792
YAKUODO Holdings Co. Ltd.	100	1,424
YAMABIKO Corp.	1,200	17,523
Yamada Holdings Co. Ltd.	15,300	45,958
Yamae Group Holdings Co. Ltd.	600	9,741
Yamaguchi Financial Group, Inc.	4,500	47,779
Yamaha Corp.	300	2,094
Yamaha Motor Co. Ltd.	21,300	163,444
Yamaichi Electronics Co. Ltd.	300	4,908
Yamami Co.	300	10,260
Yamato Holdings Co. Ltd.	3,400	47,198
Yaskawa Electric Corp.	200	4,706
Yellow Hat Ltd.	2,100	22,065
Yokogawa Electric Corp.	1,000	24,516
Yokohama Rubber Co. Ltd.	3,800	95,527
Yokorei Co. Ltd.	600	3,634
Yonex Co. Ltd.	1,700	33,597
Yuasa Trading Co. Ltd.	400	12,519
Zenkoku Hosho Co. Ltd.	1,400	30,998
Zenrin Co. Ltd.	1,800	14,440
Zeon Corp.	600	6,035
ZIGExN Co. Ltd.	600	1,926
ZOZO, Inc.	2,700	29,255
		37,409,608
Netherlands — 3.7%
Aalberts NV(2)	2,213	77,223
ABN AMRO Bank NV, CVA	8,654	223,701
Acomo NV	531	13,956
Adyen NV(1)	158	302,804
Aegon Ltd.	26,335	189,349
AerCap Holdings NV	3,357	388,506
Akzo Nobel NV(2)	2,098	143,179
Allfunds Group PLC	2,108	13,236
Arcadis NV	572	29,540
ASM International NV	224	121,911
ASML Holding NV, NY Shares	1,528	1,125,784
ASR Nederland NV	4,388	281,373
B&S Group SARL	501	3,338
BE Semiconductor Industries NV(2)	1,429	172,688
Brunel International NV(2)	75	769
Coca-Cola Europacific Partners PLC	1,311	120,337

Constellium SE(1)	3,584	43,510
Corbion NV	1,428	30,838
DSM-Firmenich AG	1,697	188,908
Flow Traders Ltd.	664	22,104
ForFarmers NV	2,193	10,498
Havas NV	9,479	16,575
Heineken Holding NV(2)	122	9,509
Heineken NV	1,155	103,040
IMCD NV(2)	254	34,523
ING Groep NV, ADR	29,253	621,919
InPost SA(1)	5,882	96,675
Just Eat Takeaway.com NV(1)(2)	4,834	106,886
Koninklijke Ahold Delhaize NV	10,644	449,219
Koninklijke BAM Groep NV	7,926	66,271
Koninklijke Heijmans NV, CVA	1,136	72,197
Koninklijke KPN NV(2)	74,578	350,626
Koninklijke Philips NV, NY Shares	5,340	123,034
NN Group NV	5,463	343,741
Pharming Group NV(1)(2)	7,981	8,909
PostNL NV(2)	119	129
Prosus NV(1)	5,318	273,176
Randstad NV(2)	1,664	69,754
SIF Holding NV(1)	764	8,447
Signify NV	170	4,155
TKH Group NV, CVA(2)	355	15,320
Universal Music Group NV(2)	4,160	133,109
Van Lanschot Kempen NV	94	5,827
Wolters Kluwer NV	1,288	228,400
		6,644,993
New Zealand — 0.2%
Auckland International Airport Ltd.	12,442	56,132
Chorus Ltd.	9,223	44,908
EBOS Group Ltd.	1,041	23,050
Fisher & Paykel Healthcare Corp. Ltd.	2,612	56,844
Fletcher Building Ltd.(1)	35,425	66,516
Infratil Ltd.	1,415	8,904
KMD Brands Ltd.(1)(2)	7,291	1,326
Mercury NZ Ltd.	10,462	36,966
Meridian Energy Ltd.	10,671	34,938
Spark New Zealand Ltd.	22,742	30,230
		359,814
Norway — 0.7%
2020 Bulkers Ltd.	579	6,860
ABG Sundal Collier Holding ASA	1,917	1,254
Atea ASA(1)	751	10,705
B2 Impact ASA	2,442	2,945
Bakkafrost P	421	19,600
Borregaard ASA	1,296	23,801
DNB Bank ASA	6,816	182,300
Elopak ASA	1,557	6,819
Europris ASA	2,707	21,079
Gjensidige Forsikring ASA	829	20,989
Grieg Seafood ASA	2,444	16,181
Kid ASA	374	5,457
Kitron ASA	5,758	33,254

Kongsberg Automotive ASA(1)	16,946	2,682
Kongsberg Gruppen ASA(1)	520	91,583
Leroy Seafood Group ASA	1,370	5,983
Mowi ASA	4,208	78,574
Norsk Hydro ASA	6,309	34,586
OKEA ASA(1)	1,052	1,737
Orkla ASA	2,862	32,452
Petronor E&P ASA	112	114
Protector Forsikring ASA	2,371	93,895
Rana Gruber ASA	577	4,011
Salmar ASA	638	28,441
Scatec ASA(1)	4,874	41,785
Sea1 offshore, Inc.	922	2,178
Solstad Offshore ASA	426	1,644
SpareBank 1 Nord Norge	5,024	72,506
Sparebank 1 Oestlandet	345	6,189
SpareBank 1 SMN	2,781	52,455
SpareBank 1 Sor-Norge ASA	4,722	82,263
Storebrand ASA	10,531	137,969
Telenor ASA	5,210	79,995
TGS ASA	2,637	21,695
TOMRA Systems ASA	556	8,302
Veidekke ASA	29	437
Vend Marketplaces ASA, B Shares	1,926	61,130
Vend Marketplaces ASA, Class A	1,355	45,186
		1,339,036
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	262,164	204,502
Corticeira Amorim SGPS SA	1,775	15,572
CTT-Correios de Portugal SA	356	2,996
EDP Renovaveis SA(2)	1,712	17,280
Jeronimo Martins SGPS SA	2,416	60,898
Navigator Co. SA	7,527	29,476
NOS SGPS SA	3,614	15,833
Sonae SGPS SA	24,621	34,127
		380,684
Singapore — 1.4%
AEM Holdings Ltd.(1)	201	192
Aztech Global Ltd.	6,700	2,802
Capitaland India Trust	14,892	11,377
CapitaLand Integrated Commercial Trust	1	2
CapitaLand Investment Ltd.(2)	42,300	82,486
Centurion Corp. Ltd.	14,200	16,039
City Developments Ltd.	6,700	25,103
ComfortDelGro Corp. Ltd.	102,100	112,334
CSE Global Ltd.	29,300	9,646
DBS Group Holdings Ltd.	14,410	497,181
Frencken Group Ltd.(2)	1,200	1,066
Grab Holdings Ltd., Class A(1)	5,972	29,084
Hafnia Ltd.	6,457	32,619
Hong Fok Corp. Ltd.	17,100	9,996
Hutchison Port Holdings Trust, U Shares	190,500	30,250
iFAST Corp. Ltd.	2,700	13,528
Netlink NBN Trust	45,200	30,321
Oversea-Chinese Banking Corp. Ltd.	28,700	360,476

Samudera Shipping Line Ltd.	5,200	3,284
SATS Ltd.	24,680	58,998
Sea Ltd., ADR(1)	1,837	294,600
Sheng Siong Group Ltd.	29,300	41,124
Singapore Exchange Ltd.	16,300	177,027
Singapore Post Ltd.(2)	10,300	4,425
Singapore Telecommunications Ltd.	37,800	111,599
Stamford Land Corp. Ltd.	4,300	1,252
StarHub Ltd.	16,100	14,227
UMS Integration Ltd.	9,000	8,145
United Overseas Bank Ltd.	17,800	488,961
UOL Group Ltd.	9,900	43,784
Venture Corp. Ltd.	6,000	51,429
Wee Hur Holdings Ltd.	28,100	9,122
Yanlord Land Group Ltd.(1)(2)	15,900	5,656
Yoma Strategic Holdings Ltd.(1)	32,800	2,205
		2,580,340
Spain — 2.8%
Acciona SA(2)	678	109,246
Acerinox SA	4,729	55,860
Aena SME SA	1,017	273,609
Amadeus IT Group SA(2)	1,976	164,344
Atresmedia Corp. de Medios de Comunicacion SA	2,023	13,664
Banco Bilbao Vizcaya Argentaria SA, ADR	50,754	763,340
Banco de Sabadell SA	81,551	259,616
Banco Santander SA, ADR(2)	85,148	678,630
Bankinter SA(2)	17,073	219,655
CaixaBank SA	17,796	150,957
Cellnex Telecom SA(1)	1,625	62,303
CIE Automotive SA	61	1,679
Construcciones y Auxiliar de Ferrocarriles SA	570	31,531
Corp. ACCIONA Energias Renovables SA	426	9,319
eDreams ODIGEO SA(1)	213	1,875
Ence Energia y Celulosa SA(2)	2,505	8,225
Endesa SA	6,904	210,979
Ercros SA	1,186	3,977
Ferrovial SE	4,459	227,163
Fluidra SA(2)	246	6,038
Gestamp Automocion SA(2)	6,193	20,609
Global Dominion Access SA(2)	1,250	4,372
Grenergy Renovables SA(1)	535	42,444
Grifols SA(1)(2)	606	6,521
Grupo Catalana Occidente SA	418	23,277
Iberdrola SA(2)	31,138	570,752
Industria de Diseno Textil SA	8,751	474,088
Laboratorios Farmaceuticos Rovi SA	218	13,477
Mapfre SA	11,934	45,141
Melia Hotels International SA	4,221	32,378
Neinor Homes SA(1)(2)	963	15,479
Prosegur Cash SA	3,823	3,507
Redeia Corp. SA	11,515	238,218
Sacyr SA	20,978	84,905
Solaria Energia y Medio Ambiente SA(1)	1,502	12,970
Telefonica SA, ADR(2)	39,408	209,256

Viscofan SA	666	47,950
		5,097,354
Sweden — 3.4%
AcadeMedia AB	202	1,704
AddLife AB, B Shares	278	5,347
AddTech AB, B Shares(2)	2,647	90,969
Alfa Laval AB	2,194	93,342
Ambea AB	596	6,655
AQ Group AB	2,238	40,521
Arise AB	1,053	3,587
Arjo AB, B Shares	4,676	14,954
Asmodee Group AB, Class B(1)	4,448	60,425
Assa Abloy AB, Class B	2,868	91,032
Atlas Copco AB, A Shares	10,567	169,736
Atlas Copco AB, B Shares	6,146	87,493
Atrium Ljungberg AB, B Shares(2)	2,445	8,332
Avanza Bank Holding AB	2,895	103,174
Axfood AB(2)	1,423	41,522
Beijer Alma AB	42	959
Beijer Ref AB	967	14,260
Bilia AB, A Shares	2,719	35,193
Billerud Aktiebolag	4,885	53,208
BioGaia AB, B Shares	1,038	10,724
Boliden AB(1)	5,337	166,852
Bonava AB, B Shares(1)(2)	2,172	2,664
Boozt AB(1)(2)	2,396	21,351
Bravida Holding AB	479	4,441
Bufab AB	3,935	34,312
Byggmax Group AB	3,267	17,811
Camurus AB(1)(2)	290	15,482
Castellum AB(2)	4,030	50,053
Catena AB	567	27,891
Cibus Nordic Real Estate AB publ	1,214	22,798
Cint Group AB(1)(2)	49	37
Clas Ohlson AB, B Shares	2,298	63,126
Cloetta AB, B Shares	4,031	14,546
Coor Service Management Holding AB	955	3,879
Corem Property Group AB, B Shares	5,327	2,832
Dios Fastigheter AB	1,456	10,094
Dynavox Group AB(1)	3,085	33,889
Electrolux AB, B Shares(1)	2,937	19,150
Electrolux Professional AB, B Shares	865	5,872
Elekta AB, B Shares(2)	5,785	30,459
Embracer Group AB(1)(2)	4,448	54,139
Engcon AB	1,041	9,807
Epiroc AB, A Shares(2)	8,123	181,548
Epiroc AB, B Shares	4,294	83,947
EQT AB	2,091	61,270
Essity AB, B Shares	9,178	268,495
Fabege AB	4,335	37,360
Fastighets AB Balder, B Shares(1)(2)	8,695	60,965
Fastighetsbolaget Emilshus AB, Class B(1)	99	481
Fortnox AB	4,821	43,494
G5 Entertainment AB	183	2,280

Getinge AB, B Shares	4,089	78,928
Granges AB	4,227	53,421
H & M Hennes & Mauritz AB, B Shares(2)	7,158	102,449
Hemnet Group AB	1,221	38,727
Hexagon AB, B Shares(2)	4,177	42,110
Hexatronic Group AB(1)(2)	5,741	15,654
Hexpol AB	1,925	17,895
Holmen AB, B Shares(2)	474	19,571
Hufvudstaden AB, A Shares	1,089	13,872
Husqvarna AB, B Shares	7,586	38,335
Industrivarden AB, A Shares	658	23,855
Indutrade AB(2)	3,064	83,030
Instalco AB(2)	865	2,206
Investment AB Latour, B Shares(2)	497	13,107
INVISIO AB	1,023	38,269
Inwido AB	1,813	39,873
JM AB	2,178	33,195
Loomis AB	2,683	103,792
Medcap AB(1)	408	18,528
MEKO AB	546	6,523
Millicom International Cellular SA	1,744	65,417
MIPS AB(2)	151	6,480
Modern Times Group MTG AB, B Shares(1)	238	2,681
Mycronic AB	1,472	58,116
NCC AB, B Shares	1,743	33,018
Neobo Fastigheter AB(1)	768	1,318
New Wave Group AB, B Shares	2,466	29,982
Nibe Industrier AB, B Shares	2,360	9,677
Nobia AB(1)	8,984	3,875
Nordnet AB publ	1,038	28,114
Note AB(2)	43	727
NP3 Fastigheter AB(2)	794	21,458
Nyfosa AB	3,646	33,150
Pandox AB	1,358	22,779
Paradox Interactive AB	1,502	30,095
Platzer Fastigheter Holding AB, B Shares(2)	723	5,695
RaySearch Laboratories AB	1,530	48,760
Rusta AB	1,550	11,991
Rvrc Holding AB	3,493	16,343
Samhallsbyggnadsbolaget i Norden AB	17,697	10,387
Samhallsbyggnadsbolaget i Norden AB, D Shares	1,134	1,000
Sandvik AB	9,747	212,754
Scandic Hotels Group AB	1,989	15,937
Sectra AB, B Shares(1)	1,680	55,699
Securitas AB, B Shares	1,580	23,366
Sinch AB(1)(2)	15,420	40,893
Skandinaviska Enskilda Banken AB, A Shares(2)	13,013	217,125
Skanska AB, B Shares	4,703	111,886
SKF AB, B Shares(2)	6,296	138,489
SkiStar AB	2,219	39,390
Spotify Technology SA(1)	480	319,267
Storytel AB	1,963	20,308
Svenska Cellulosa AB SCA, B Shares	3,357	45,380
Svenska Handelsbanken AB, A Shares	19,645	262,472
Sweco AB, B Shares	619	10,755

Swedbank AB, A Shares	7,627	206,519
Synsam AB	555	2,847
Tele2 AB, B Shares	2,731	40,862
Telefonaktiebolaget LM Ericsson, ADR	30,853	261,016
Telia Co. AB	44,326	171,410
Thule Group AB(2)	927	24,460
Troax Group AB	1,065	17,727
Truecaller AB, B Shares	5,838	39,365
VBG Group AB, B Shares	359	9,381
Viaplay Group AB, B Shares(1)(2)	308	20
Vitec Software Group AB, B Shares	501	22,585
Vitrolife AB(2)	920	14,894
Volvo AB, A Shares	960	26,665
Volvo AB, B Shares(2)	7,617	211,057
Volvo Car AB, Class B(1)(2)	12,030	21,776
Wallenstam AB, B Shares(2)	2,454	12,367
Wihlborgs Fastigheter AB	4,940	49,667
		6,155,204
Switzerland — 8.0%
ABB Ltd.	7,431	420,949
Accelleron Industries AG	2,727	157,478
Adecco Group AG(2)	685	19,133
Alcon AG	4,023	346,448
Allreal Holding AG	220	50,354
ALSO Holding AG	190	59,963
ams-OSRAM AG(1)	2,682	26,087
Arbonia AG	2,320	16,829
Ascom Holding AG	1,227	5,562
Autoneum Holding AG(2)	154	27,171
Bachem Holding AG, Class B	421	26,512
Baloise Holding AG	637	151,175
Banque Cantonale Vaudoise	422	48,892
Barry Callebaut AG(2)	35	36,030
Belimo Holding AG	125	120,950
Bossard Holding AG, Class A	144	33,508
Bucher Industries AG	237	114,278
Burckhardt Compression Holding AG	58	42,976
Bystronic AG(2)	32	13,407
Calida Holding AG	80	1,658
Cembra Money Bank AG	1,366	167,974
Chocoladefabriken Lindt & Spruengli AG	1	157,110
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	5	80,508
Cie Financiere Richemont SA, Class A	3,860	728,409
Clariant AG(1)	5,912	66,674
COSMO Pharmaceuticals NV	140	9,699
Daetwyler Holding AG, Bearer Shares	196	28,152
DKSH Holding AG	899	70,205
dormakaba Holding AG	129	114,871
EFG International AG(1)	4,178	74,445
Flughafen Zurich AG	252	69,924
Forbo Holding AG	41	42,109
Geberit AG	290	216,610
Georg Fischer AG(2)	1,247	99,791
Givaudan SA	16	80,465
Helvetia Holding AG	844	200,061

Huber & Suhner AG	466	45,102
Idorsia Ltd.(1)	261	521
Implenia AG	377	22,191
Inficon Holding AG	500	58,750
Interroll Holding AG(1)	17	41,189
Intershop Holding AG	30	5,079
Julius Baer Group Ltd.	4,757	313,737
Kardex Holding AG	110	32,652
Kuehne & Nagel International AG	738	166,062
LEM Holding SA(2)	15	13,645
Leonteq AG(2)	218	4,817
Logitech International SA	3,289	274,058
Lonza Group AG	484	335,850
Medmix AG(2)	776	9,997
Mobilezone Holding AG(2)	927	13,158
Mobimo Holding AG	83	32,138
Montana Aerospace AG(1)	931	20,793
Nestle SA	6,704	714,224
Novartis AG, ADR	13,634	1,578,272
OC Oerlikon Corp. AG Pfaffikon	454	2,096
Orior AG(1)	273	4,779
Partners Group Holding AG	376	504,731
Peach Property Group AG(1)(2)	188	1,452
PolyPeptide Group AG(1)(2)	280	7,267
PSP Swiss Property AG	557	98,038
Roche Holding AG	4,786	1,550,411
Roche Holding AG, Bearer Shares	214	73,123
Schindler Holding AG	232	79,785
Schindler Holding AG, Bearer Participation Certificate	390	138,974
Schweiter Technologies AG(2)	6	2,878
SGS SA	1,259	131,494
Siegfried Holding AG(1)	890	104,600
SIG Group AG(1)(2)	704	14,395
Sika AG	1,161	311,580
SKAN Group AG	211	18,414
Softwareone Holding AG(2)	1,446	13,266
Sonova Holding AG	191	59,994
St. Galler Kantonalbank AG	52	30,608
Stadler Rail AG	1,487	37,837
Straumann Holding AG	797	102,517
Sulzer AG	465	87,726
Swatch Group AG	731	25,255
Swatch Group AG, Bearer Shares	403	67,989
Swiss Life Holding AG	496	495,374
Swiss Prime Site AG	1,054	149,892
Swiss Re AG	2,971	524,957
Swisscom AG	441	303,341
Swissquote Group Holding SA	165	98,917
Temenos AG	772	57,400
TX Group AG	33	8,240
UBS Group AG	24,738	788,895
Valiant Holding AG	269	39,531
Vontobel Holding AG	1,292	97,143
Zehnder Group AG	447	34,575
Zurich Insurance Group AG	1,411	989,728
		14,665,804

United Kingdom — 13.3%
3i Group PLC	19,710	1,082,574
4imprint Group PLC	1,234	59,297
Aberdeen Group PLC	20,535	48,059
Admiral Group PLC	6,038	272,743
Advanced Medical Solutions Group PLC	120	320
AG Barr PLC	1,581	14,782
Airtel Africa PLC	7,779	18,504
AJ Bell PLC	9,713	64,258
Anglo American PLC	14,603	433,115
Antofagasta PLC	4,265	101,818
Ashmore Group PLC	6,180	12,886
Ashtead Group PLC	6,945	406,668
ASOS PLC(1)(2)	473	2,000
AstraZeneca PLC, ADR	12,913	940,454
Auto Trader Group PLC	15,976	171,096
Aviva PLC	17,993	148,252
B&M European Value Retail SA	15,450	71,285
BAE Systems PLC	11,954	306,499
Barclays PLC, ADR	53,655	956,669
Barratt Redrow PLC	12,925	80,335
Beazley PLC	14,749	187,948
Bellway PLC	1,768	64,608
Berkeley Group Holdings PLC	1,190	67,497
Bloomsbury Publishing PLC	2,816	19,784
Bodycote PLC	4,773	36,372
BT Group PLC	161,410	390,800
Bunzl PLC	1,190	38,141
Burberry Group PLC	8,805	123,177
Bytes Technology Group PLC	5,314	37,813
Canal & SA(1)	9,479	26,633
Central Asia Metals PLC	7,873	17,284
Centrica PLC	157,281	336,315
Chemring Group PLC	6,947	45,182
Clarkson PLC	518	23,277
Close Brothers Group PLC(1)	3,501	15,729
CMC Markets PLC	3,530	13,355
Coats Group PLC	62,660	66,621
Coca-Cola HBC AG(1)	4,125	214,964
Compass Group PLC	9,726	341,994
Computacenter PLC	2,120	74,381
ConvaTec Group PLC	9,131	35,711
Crest Nicholson Holdings PLC	6,224	15,336
Croda International PLC	883	36,548
De La Rue PLC(1)	1,379	2,389
Deliveroo PLC(1)	7,226	17,107
DFS Furniture PLC(1)	10,801	23,793
Diageo PLC, ADR	3,744	408,171
Direct Line Insurance Group PLC	17,487	70,327
Domino's Pizza Group PLC	1,508	5,304
dotdigital group PLC	2,241	2,515
Dowlais Group PLC	10,251	9,183
Dr. Martens PLC	1,282	1,030
Drax Group PLC	8,997	80,402
Dunelm Group PLC	3,891	62,445

Elementis PLC	11,903	22,884
Experian PLC	5,252	261,577
Firstgroup PLC	26,990	69,148
Forterra PLC	7,443	19,805
Foxtons Group PLC	12,062	10,327
Frasers Group PLC(1)	3,237	32,044
Frontier Developments PLC(1)	147	495
Fund Technologies PLC(1)(2)	483	15,754
Funding Circle Holdings PLC(1)	16,084	23,335
Games Workshop Group PLC	1,183	244,425
Gamma Communications PLC	1,981	31,666
Genus PLC	48	1,305
Georgia Capital PLC(1)	1,048	26,450
Grafton Group PLC	5,672	77,349
Grainger PLC	14,430	43,290
Greggs PLC	3,419	95,147
GSK PLC, ADR	25,237	1,035,474
Gym Group PLC(1)	1,381	2,683
Haleon PLC, ADR	16,906	191,883
Halfords Group PLC	3,648	8,241
Halma PLC	157	6,155
Hays PLC	38,579	37,452
Helios Towers PLC(1)	17,406	28,159
Hikma Pharmaceuticals PLC	5,025	145,049
Hiscox Ltd.	7,688	130,939
Hollywood Bowl Group PLC	6,800	24,314
Howden Joinery Group PLC	14,527	168,578
HSBC Holdings PLC, ADR	27,855	1,651,244
Ibstock PLC	9,891	26,096
IG Group Holdings PLC	8,129	122,965
IMI PLC	2,842	76,241
Impax Asset Management Group PLC	3,370	8,375
Inchcape PLC	6,520	59,907
Informa PLC	898	9,522
IntegraFin Holdings PLC	6,770	29,009
InterContinental Hotels Group PLC	618	70,815
Intermediate Capital Group PLC	4,349	117,728
International Workplace Group PLC	13,812	35,893
Intertek Group PLC	1,775	114,609
Investec PLC	9,417	67,245
IP Group PLC(1)	32,682	19,724
ITV PLC	76,280	80,360
J D Wetherspoon PLC	2,815	27,808
J Sainsbury PLC	53,024	203,930
JD Sports Fashion PLC	49,004	55,577
Johnson Matthey PLC	3,033	70,363
Johnson Service Group PLC	22,596	45,192
Jubilee Metals Group PLC(1)(2)	7,916	406
Jupiter Fund Management PLC	3,692	4,531
Just Group PLC	16,383	33,072
Kainos Group PLC	2,659	26,216
Kingfisher PLC	39,649	148,422
Lancashire Holdings Ltd.	3,926	32,079
Legal & General Group PLC	33,274	111,639
Lion Finance Group PLC	1,181	106,314

Liontrust Asset Management PLC	2,676	13,617
Lloyds Banking Group PLC, ADR	191,287	805,318
London Stock Exchange Group PLC	855	130,094
M&G PLC	22,445	71,709
Man Group PLC	32,132	75,934
Marks & Spencer Group PLC	59,439	300,033
Marshalls PLC	1,215	4,576
Marston's PLC(1)	12,037	6,781
Me Group International PLC	5,119	14,767
Mears Group PLC	3,833	21,556
Metro Bank Holdings PLC(1)	960	1,502
Mitchells & Butlers PLC(1)	5,167	19,906
Molten Ventures PLC(1)	4,257	17,151
Mondi PLC	6,865	111,666
MONY Group PLC	9,846	27,700
Morgan Advanced Materials PLC	6,799	19,429
Morgan Sindall Group PLC	1,399	73,060
NatWest Group PLC, ADR(2)	38,028	543,800
Next 15 Group PLC	2,312	8,555
Next PLC	2,645	459,032
Ninety One PLC	5,104	11,046
Ocado Group PLC(1)	5,866	20,822
OSB Group PLC	9,951	65,651
Oxford Nanopore Technologies PLC(1)(2)	3,685	6,141
Pagegroup PLC	10,810	39,410
Paragon Banking Group PLC	5,421	66,044
PayPoint PLC	2,378	22,799
Pearson PLC, ADR(2)	6,095	97,215
Pennon Group PLC	7,215	49,692
Persimmon PLC	3,041	54,665
Pets at Home Group PLC	2,830	10,165
Phoenix Group Holdings PLC	4,282	36,641
Pinewood Technologies Group PLC(1)	499	2,627
Plus500 Ltd.	3,181	146,049
Polar Capital Holdings PLC	2,345	13,361
Pollen Street Group Ltd.	1,074	10,958
Prax Exploration & Production PLC(1)	44,885	1,466
Premier Foods PLC	8,265	23,206
Prudential PLC, ADR(2)	3,306	75,509
QinetiQ Group PLC	10,804	72,679
Quilter PLC	65,467	130,201
Rathbones Group PLC	910	20,229
Reach PLC	19,189	19,609
Reckitt Benckiser Group PLC	9,173	623,558
RELX PLC, ADR	9,115	491,481
Renewi PLC	590	6,890
Renishaw PLC	188	6,514
Rentokil Initial PLC	6,058	28,758
Ricardo PLC(2)	2,015	7,795
Rightmove PLC	27,064	272,706
Rockhopper Exploration PLC(1)	22,861	16,674
Rolls-Royce Holdings PLC	27,328	318,015
RS Group PLC	3,876	29,780
RWS Holdings PLC	2,012	2,162
Sage Group PLC	5,091	83,728

Schroders PLC	6,155	29,512
Senior PLC	1,051	2,410
Severn Trent PLC	2,677	97,765
SIG PLC(1)	48,062	9,802
Smith & Nephew PLC, ADR	4,128	119,547
Smiths Group PLC	2,069	60,141
Softcat PLC	3,965	95,914
Spectris PLC	1,295	35,020
Speedy Hire PLC	7,713	2,756
Spirax Group PLC	268	20,680
Spire Healthcare Group PLC	6,626	17,288
Spirent Communications PLC(1)	7,680	19,503
SSE PLC	9,361	222,848
SSP Group PLC	16,333	35,897
St. James's Place PLC	11,051	166,071
Standard Chartered PLC	33,126	516,807
SThree PLC	2,269	7,205
Strix Group PLC(1)	2,815	1,665
Synthomer PLC(1)	4,424	6,224
Taylor Wimpey PLC	84,333	135,953
TBC Bank Group PLC	1,382	83,236
Tesco PLC	150,054	785,176
THG PLC(1)(2)	22,927	7,508
TP ICAP Group PLC	7,865	27,799
Travis Perkins PLC	3,829	32,853
TUI AG(1)	9,222	77,115
Unilever PLC, ADR(2)	8,402	536,384
United Utilities Group PLC	8,342	132,081
Vanquis Banking Group PLC(1)	9,732	11,521
Vertu Motors PLC	9,677	8,481
Vesuvius PLC	5,462	26,540
Vistry Group PLC(1)	5,139	43,598
Vodafone Group PLC, ADR	43,198	446,667
Watkin Jones PLC(1)	1,419	543
Weir Group PLC	4,305	140,919
WH Smith PLC	1,625	22,928
Whitbread PLC	2,066	80,713
Wickes Group PLC	15,313	45,549
Wise PLC, Class A(1)	16,979	251,909
WPP PLC, ADR(2)	869	35,116
XP Power Ltd.(1)	636	6,698
Yellow Cake PLC(1)	5,335	34,686
YouGov PLC	1,144	5,098
Zigup PLC	8,830	41,387
		24,310,905
United States — 0.4%
Atlassian Corp., Class A(1)	568	117,934
Gen Digital, Inc.	2	57
Golar LNG Ltd.	3,038	125,044
Newmont Corp.	4,220	220,889
Primo Brands Corp., Class A	2,500	82,675
Quanex Building Products Corp.	32	535
Smurfit WestRock PLC	4,081	176,830

Viemed Healthcare, Inc.(1)	1,354	9,004
		732,968
TOTAL COMMON STOCKS (Cost $137,643,239)		180,958,244
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(1)	144	1
Italy — 0.0%
Fincantieri SpA(1)	3,546	6,905
Haiki Cobat SpA Societa' Benefit(1)	18	1
Innovatec SpA(1)	18	1
		6,907
TOTAL WARRANTS (Cost $—)		6,908
RIGHTS — 0.0%
Italy — 0.0%
Geox SpA(1)(2)	1,302	39
Spain — 0.0%
Viscofan SA(1)	666	1,296
United States — 0.0%
Resolute Forest Products, Inc.(1)	1,220	1,153
TOTAL RIGHTS (Cost $2,584)		2,488
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	637,802	637,802
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,553,220	3,553,220
TOTAL SHORT-TERM INVESTMENTS (Cost $4,191,022)		4,191,022
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $141,836,845)		185,158,662
OTHER ASSETS AND LIABILITIES — (1.4)%		(2,492,287)
TOTAL NET ASSETS — 100.0%		$182,666,375

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.3%
Industrials	18.7%
Consumer Discretionary	12.6%
Health Care	7.7%
Information Technology	6.9%
Materials	6.8%
Consumer Staples	6.5%
Communication Services	5.7%
Utilities	2.4%
Real Estate	2.2%
Energy	0.3%
Short-Term Investments	2.3%
Other Assets and Liabilities	(1.4%)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,752,794. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,097,929, which includes securities collateral of $4,544,709.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$11,601,260	—
Austria	—	569,664	—
Belgium	$400,323	1,316,125	—
Canada	33,945	19,176,711	—
China	—	10,221	—
Denmark	1,266,384	2,420,533	—
Finland	85,791	1,612,049	—
France	824,048	15,459,800	—
Germany	1,523,343	13,992,506	—
Hong Kong	96,935	2,819,147	—
Ireland	—	895,675	—
Israel	462,650	1,537,378	—
Italy	—	5,177,046	—
Japan	4,844,521	32,565,087	—
Netherlands	2,612,439	4,032,554	—
New Zealand	—	359,814	—
Norway	—	1,339,036	—
Portugal	—	380,684	—
Singapore	323,684	2,256,656	—
Spain	1,651,226	3,446,128	—
Sweden	645,700	5,509,504	—
Switzerland	2,367,167	12,298,637	—
United Kingdom	8,334,932	15,975,973	—
United States	512,022	220,946	—
Warrants	—	6,908	—
Rights	1,153	1,335	—
Short-Term Investments	4,191,022	—	—
	$30,177,285	$154,981,377	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.